UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/17

Item 1.  Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

January 31, 2017

Franklin Global Real Estate Fund

A SERIES OF FRANKLIN GLOBAL TRUST

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Contents

Semiannual Report
Franklin Global Real Estate Fund	3
Performance Summary	8
Your Fund's Expenses	10
Financial Highlights and Statement of Investments	11
Financial Statements	18
Notes to Financial Statements	22
Shareholder Information	30

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin Global Real Estate Fund

This semiannual report for Franklin Global Real Estate Fund covers the period ended January 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks high total return. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.1

Performance Overview

For the six months ended January 31, 2017, the Fund’s Class A shares had a -9.54% cumulative total return. In comparison, the FTSE® EPRA®/NAREIT® Developed Index, which measures global real estate markets in North America, Europe and Asia, delivered a -8.12% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2016’s fourth quarter, though at a slower pace compared to the third quarter. Strength in consumer spending, private inventory investment, residential and non-residential fixed investments, and state and local government spending was partially offset by declines in net exports and federal government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 4.9% in July 2016 to 4.8% at period-end.3 Annual inflation, as measured by the Consumer Price Index, ended the period at its highest level in more than four years. At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index, advanced for the six months ended January 31, 2017.

The global economy in general expanded during the six months under review, aided by accommodative monetary policies of various central banks. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Further supporting global markets were an improvement in industrial commodity prices, encouraging earnings reports from the U.S. banking sector, investor optimism about U.S. President Donald Trump’s pro-growth policies, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, investors expressed concerns about the terms of the U.K.’s exit from the European Union, President Trump’s protectionist policies and executive order banning entry from seven Muslim-majority countries, uncertainty about the Fed’s timing for raising interest rates and the health of European banks.

In Europe, the U.K.’s annualized economic growth accelerated in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. The eurozone’s economic growth improved in the third and fourth quarters, while the region’s annual inflation rate rose to its highest level in four years. At its December meeting, the European Central Bank (ECB) extended the continuation of its monthly asset purchases from March to December 2017, but it planned to scale back the purchase amount beginning in April. In January, the ECB kept its key policy rates unchanged and

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in “equity” REITs, which also take ownership positions in real estate.
Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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retained its monthly asset purchases, indicating that it could increase the program in size and duration if needed.

In Asia, Japan’s quarterly gross domestic product grew slower in 2016’s third quarter compared with the second quarter, mainly due to declines in private non-residential and public investments. At its September meeting, the Bank of Japan overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate for these bonds near 0%. China’s economy grew at a faster-than-expected rate in 2016’s fourth quarter compared to 2015’s fourth quarter, supported by consumer spending and a property market driven by robust bank lending. The People’s Bank of China also devalued its currency against the U.S. dollar during the period.

Global Real Estate Market Overview

According to the FTSE EPRA/NAREIT Developed Index, in U.S. dollar terms, Norway and Austria performed well. Sweden, New Zealand and Australia also posted solid results. In contrast, most markets represented in the index lost value, including France, Germany and Australia. At period-end, the U.S. was the index’s largest country weighting.

Investment Strategy

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek to provide a consistently high level of income. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up stock selection process that incorporates macro-level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type and

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company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We may use derivative instruments, such as currency forward contracts, from time to time to help manage currency risk and the Fund’s exposure to various currencies.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Top 10 Holdings
1/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
Simon Property Group Inc.	5.0%
Retail REITs, U.S.
Mitsui Fudosan Co. Ltd.	2.8%
Diversified Real Estate Activities, Japan
Mitsubishi Estate Co. Ltd.	2.5%
Diversified Real Estate Activities, Japan
Unibail-Rodamco SE	2.4%
Retail REITs, France
Prologis Inc.	2.3%
Industrial REITs, U.S.
AvalonBay Communities Inc.	2.2%
Residential REITs, U.S.
Ventas Inc.	2.1%
Health Care REITs, U.S.
Scentre Group	1.9%
Retail REITs, Australia
Welltower Inc.	1.9%
Health Care REITs, U.S.
Public Storage	1.9%
Specialized REITs, U.S.

Manager’s Discussion

During the six months under review, key detractors from the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index included stock selection and an overweighting in the retail property industry, with holdings including France-based European shopping mall operator Klepierre.4 Shares of Klepierre underperformed during the period along with French property stocks. France was among the worst performing countries in the index, possibly due to uncertainty over the upcoming French election. Klepierre reported solid full-year 2016 results with strong rental growth from existing properties and a boost in sales from lease re-letting, which involves securing a lease with a new tenant and releasing the former tenant from obligation. The company’s balance sheet has been relatively conservative for European property stocks in general, with a good loan-to-value ratio and average cost of debt, which management anticipates to be slightly lower in 2017. In our view, the stock looks oversold and has a discount to net asset value that we consider attractive. Furthermore, the company operates in an investment market for high quality dominant shopping malls in Europe and maintains what we view as an attractive dividend yield.

The Fund’s stock selection and underweighting in the office space industry also weighed on results, as did stock selection in the triple-net leasing industry.5 In a triple-net lease, in addition to rent and utilities, the tenant is generally responsible for real estate taxes, building insurance, maintenance and other property expenses. VEREIT, an owner of triple-net lease assets across the U.S., unperformed the index over the period along with other triple-net lease REITs, largely due to a significant increase in the 10-year U.S. Treasury bond yield. In addition, VEREIT’s fee business, Cole Capital, experienced a deceleration in fundraising activity over the period largely due to recent legislative changes pertaining to the non-traded fund industry. However, we have maintained an overweighting as we enter 2017, largely based on the company’s encouraging transition toward stronger portfolio and balance sheet metrics, along with what we view as a compelling value proposition.

Other key individual detractors included the Fund’s investment in U.S.-based shopping center REIT Regency Centers. Shares of the owner and developer of high-quality, grocery-anchored, shopping centers in the U.S. underperformed the index along with its peers, with most of the decline coming in the wake of its acquisition of competitor Equity One6 and investor concerns about the merits of the deal and its integration risk. Nevertheless, we maintained an overweighted position given what we viewed as the company’s superior portfolio, above-average organic growth profile and potential longer term upside from its recent merger.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it

4. Retail property holdings are in diversified REITs, real estate operating companies and retail REITs in the SOI.
5. Office space holdings are in office REITs in the SOI. Triple Net Leasing holdings are in diversified REITS and retail REITS in the SOI.
6. Not a Fund holding.

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will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2017, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s significant investment in Securities with non-U.S. currency exposure.

In contrast, an overweighting in the specialty industry enhanced relative performance, with our off-benchmark position in datacenter company CoreSite Realty contributing notably.7 Shares of CoreSite significantly outperformed property stocks within the U.S. as well as the global property benchmark. The company reported strong third quarter financial results due to leasing success in its data center properties. Compared to the third quarter of 2015, the company reported that funds from operations (FFO) per share increased significantly as revenues rose and earnings increased. The FFO per share was impressive to us since the company operates with a lower leverage ratio than many U.S. REITs.

Security selection in the diversified industry also boosted relative results.8 Mitsui Fudosan, one of Japan’s largest property developers, performed well during the six months under review. Since reaching a low in October 2016, shares of Mitsui Fudosan, along with those of other real estate developers, rebounded substantially amid improving market sentiment. The better sentiment was partly due to a combination of a weaker currency and better reflation expectations in Japan. Company management expects strong earnings growth for Mitsui Fudosan over the next two years, driven by upcoming new office and retail developments. Despite looming office space supply in 2018, Mitsui Fudosan is achieving better-than-expected pre-leasing for its office projects resulting from its premium market positioning. We like its diversified business model, solid balance sheet and strong profit outlook and remain overweighted in the stock.

Relative performance was supported further by the Fund’s stock selection within the hotel/resort industry.9 Summit Hotel Properties, a premium select-service hotel REIT, outperformed its peers and the index during the reporting period. Despite a challenging current backdrop for lodging fundamentals, the stock’s outperformance, we believe, was largely due to the company’s lack of exposure to gateway cities in coastal markets where fundamentals weakened due to higher supply, softer in-bound international travel and availability of other lodging alternatives for travelers. The company’s focus to grow and upgrade its portfolio outside the top 25 lodging markets through acquisitions over the past 12 to 18 months has started to impact its results positively, with quarterly results consistently better than expectations and many of its peers. We have a cautious outlook for the lodging industry and maintain an underweighted position given the deceleration in revenue growth and negative outlook for the next 12 months, but we maintained our overweighted position in the stock.

Thank you for your continued participation in Franklin Global Real Estate Fund. We look forward to serving your future investment needs.

7. Specialty holdings are in office REITs and specialized REITs in the SOI.
8. Diversified holdings are in diversified real estate activities, diversified REITs, real estate development, real estate operating companies and residential REITs in the SOI.
9. Hotel/Resort holdings are in hotel and resort REITs and hotels, resorts and cruise lines in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no
representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of January 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 1/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	-9.54%	-14.71%
1-Year	+6.18%	+0.02%
5-Year	+41.20%	+5.89%
10-Year	-2.05%	-0.79%
Advisor
6-Month	-9.45%	-9.45%
1-Year	+6.32%	+6.32%
5-Year	+43.34%	+7.47%
10-Year	+0.93%	+0.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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			FRANKLIN GLOBAL REAL ESTATE FUND
			PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	1.40%	1.54%
Advisor	1.15%	1.29%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Foreign investing, especially in emerging markets, involves additional risks such as currency and market volatility, as well as political and social instability. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights inthisreport.
In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GLOBAL REAL ESTATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]
A	$1,000	$904.60	$6.72	$1,018.15	$7.12	1.40%
C	$1,000	$902.20	$10.31	$1,014.37	$10.92	2.15%
R6	$1,000	$906.90	$4.76	$1,020.21	$5.04	0.99%
Advisor	$1,000	$905.50	$5.52	$1,019.41	$5.85	1.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

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Financial Highlights
Franklin Global Real Estate Fund
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.73	$8.83	$8.69	$7.88	$7.42	$7.21
Income from investment operations[a]:
Net investment income[b]	0.01	0.15	0.10	0.11	0.11	0.12
Net realized and unrealized gains (losses)	(0.94)	0.89	0.18	0.82	0.59	0.17
Total from investment operations	(0.93)	1.04	0.28	0.93	0.70	0.29
Less distributions from net investment income .	(0.30)	(0.14)	(0.14)	(0.12)	(0.24)	(0.08)
Net asset value, end of period	$8.50	$9.73	$8.83	$8.69	$7.88	$7.42

Total return[c]	(9.54)%	12.05%	3.27%	12.13%	9.44%	4.12%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates and expense reduction	1.54%	1.54%	1.58%	1.61%	1.62%	1.68%
Expenses net of waiver and payments by
affiliates and expense reduction	1.40%[e]	1.40%[e]	1.45%[e]	1.45%[e]	1.44%[e]	1.37%
Net investment income	0.21%	1.69%	1.06%	1.31%	1.37%	1.72%

Supplemental data
Net assets, end of period (000’s)	$83,041	$102,958	$102,228	$90,653	$86,575	$53,727
Portfolio turnover rate	12.97%	28.00%	26.05%	22.37%	19.43%	25.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin Global Real Estate Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.58	$8.72	$8.58	$7.80	$7.34	$7.17
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	0.08	0.03	0.05	0.05	0.07
Net realized and unrealized gains (losses)	(0.92)	0.88	0.20	0.81	0.59	0.16
Total from investment operations	(0.94)	0.96	0.23	0.86	0.64	0.23
Less distributions from net investment income .	(0.23)	(0.10)	(0.09)	(0.08)	(0.18)	(0.06)
Net asset value, end of period	$8.41	$9.58	$8.72	$8.58	$7.80	$7.34

Total return[c]	(9.78)%	11.11%	2.70%	11.28%	8.64%	3.39%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates and expense reduction	2.29%	2.29%	2.28%	2.31%	2.32%	2.38%
Expenses net of waiver and payments by
affiliates and expense reduction	2.15%[e]	2.15%[e]	2.15%[e]	2.15%[e]	2.14%[e]	2.07%
Net investment income (loss)	(0.54)%	0.94%	0.36%	0.61%	0.67%	1.02%

Supplemental data
Net assets, end of period (000’s)	$16,616	$20,906	$23,124	$20,896	$21,350	$12,043
Portfolio turnover rate	12.97%	28.00%	26.05%	22.37%	19.43%	25.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

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			FRANKLIN GLOBAL TRUST
			FINANCIAL HIGHLIGHTS

Franklin Global Real Estate Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.78	$8.88	$8.74	$7.92	$8.70
Income from investment operations[b]:
Net investment income[c]	0.03	0.18	0.14	0.15	0.04
Net realized and unrealized gains (losses)	(0.95)	0.90	0.18	0.82	(0.82)
Total from investment operations.	(0.92)	1.08	0.32	0.97	(0.78)
Less distributions from net investment income	(0.34)	(0.18)	(0.18)	(0.15)	—
Net asset value, end of period.	$8.52	$9.78	$8.88	$8.74	$7.92

Total return[d]	(9.31)%	12.49%	3.71%	12.51%	(8.97)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and
expense reduction	1.93%	1.23%	1.13%	1.15%	1.15%
Expenses net of waiver and payments by affiliates and
expense reduction[f]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income.	0.62%	2.10%	1.52%	1.77%	1.82%

Supplemental data
Net assets, end of period (000’s)	$16	$16	$246	$768	$379
Portfolio turnover rate	12.97%	28.00%	26.05%	22.37%	19.43%

aFor the period May 1, 2013 (effective date) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin Global Real Estate Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.78	$8.88	$8.73	$7.91	$7.46	$7.23
Income from investment operations[a]:
Net investment income[b]	0.02	0.17	0.12	0.13	0.13	0.13
Net realized and unrealized gains (losses)	(0.94)	0.90	0.19	0.83	0.59	0.18
Total from investment operations	(0.92)	1.07	0.31	0.96	0.72	0.31
Less distributions from net investment income .	(0.33)	(0.17)	(0.16)	(0.14)	(0.27)	(0.08)
Net asset value, end of period	$8.53	$9.78	$8.88	$8.73	$7.91	$7.46

Total return[c]	(9.45)%	12.31%	3.67%	12.39%	9.78%	4.48%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates and expense reduction	1.29%	1.29%	1.28%	1.31%	1.32%	1.38%
Expenses net of waiver and payments by
affiliates and expense reduction	1.15%[e]	1.15%[e]	1.15%[e]	1.15%[e]	1.14%[e]	1.07%
Net investment income	0.46%	1.94%	1.36%	1.61%	1.67%	2.02%

Supplemental data
Net assets, end of period (000’s)	$46,677	$51,617	$45,451	$52,423	$48,116	$39,255
Portfolio turnover rate	12.97%	28.00%	26.05%	22.37%	19.43%	25.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Global Real Estate Fund
	Country	Shares	Value

Common Stocks 99.5%
Diversified Real Estate Activities 10.5%
CapitaLand Ltd	Singapore	663,924	$1,549,376
City Developments Ltd	Singapore	165,600	1,084,188
Mitsubishi Estate Co. Ltd	Japan	189,854	3,635,359
Mitsui Fudosan Co. Ltd	Japan	178,595	4,137,724
New World Development Co. Ltd	Hong Kong	1,320,000	1,531,135
Sun Hung Kai Properties Ltd	Hong Kong	122,727	1,698,797
Tokyo Tatemono Co. Ltd	Japan	79,690	1,057,029
The Wharf Holdings Ltd	Hong Kong	89,694	676,842
			15,370,450
Diversified REITs 7.0%
Activia Properties Inc	Japan	209	1,021,543
Hispania Activos Inmobiliarios SOCIMI SA	Spain	87,009	1,070,660
Hulic REIT Inc	Japan	450	780,980
Kenedix Office Investment Corp	Japan	235	1,385,841
Land Securities Group PLC	United Kingdom	139,205	1,740,346
Spirit Realty Capital Inc	United States	103,800	1,091,976
United Urban Investment Corp	Japan	625	996,702
VEREIT Inc	United States	210,900	1,798,977
Washington REIT.	United States	9,800	308,210
			10,195,235
Health Care REITs 6.0%
HCP Inc	United States	70,854	2,148,293
Physicians Realty Trust.	United States	45,600	845,880
Ventas Inc	United States	49,309	3,040,886
Welltower Inc	United States	41,958	2,781,816
			8,816,875
Hotel & Resort REITs 3.1%
Hoshino Resorts REIT Inc	Japan	118	630,044
Host Hotels & Resorts Inc	United States	103,420	1,868,799
Summit Hotel Properties Inc	United States	71,800	1,136,594
Sunstone Hotel Investors Inc	United States	62,699	922,929
			4,558,366
Hotels, Resorts & Cruise Lines 0.3%
Hilton Worldwide Holdings Inc	United States	8,103	466,571
Industrial REITs 8.7%
Duke Realty Corp	United States	69,200	1,683,636
First Industrial Realty Trust Inc	United States	49,900	1,289,915
Frasers Logistics & Industrial Trust	Singapore	805,600	537,143
Goodman Group	Australia	275,614	1,446,267
Mapletree Logistics Trust	Singapore	632,537	471,105
Nippon Prologis REIT Inc	Japan	480	1,003,055
PLA Administradora Industrial S de RL de CV	Mexico	402,800	557,164
Prologis Inc	United States	70,220	3,430,247
Rexford Industrial Realty Inc	United States	38,000	862,980
Segro PLC	United Kingdom	244,100	1,416,882
			12,698,394
Office REITs 12.1%
Alexandria Real Estate Equities Inc	United States	20,484	2,270,037
Boston Properties Inc	United States	20,832	2,726,909
Brandywine Realty Trust	United States	53,900	867,790

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Semiannual Report 15

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs (continued)
Derwent London PLC	United Kingdom	31,568	$979,514
Dexus Property Group	Australia	237,630	1,618,150
Highwoods Properties Inc	United States	31,566	1,622,808
Japan Real Estate Investment Corp	Japan	245	1,392,748
Kilroy Realty Corp	United States	25,330	1,895,950
Mack-Cali Realty Corp	United States	44,200	1,238,484
SL Green Realty Corp	United States	16,759	1,826,228
Vornado Realty Trust	United States	11,625	1,235,854
			17,674,472
Real Estate Development 3.1%
Cheung Kong Property Holdings Ltd	Hong Kong	411,000	2,722,714
China Overseas Land & Investment Ltd	China	144,158	426,401
China Resources Land Ltd	China	174,000	433,713
Sino Land Co. Ltd	Hong Kong	601,045	999,295
			4,582,123
Real Estate Operating Companies 7.6%
ADO Properties SA	Germany	10,670	381,162
[a] ADO Properties SA, 144A.	Germany	26,279	938,758
Deutsche Wohnen AG	Germany	68,340	2,223,313
Fabege AB	Sweden	58,410	995,306
First Capital Realty Inc	Canada	45,100	717,028
Hemfosa Fastigheter AB	Sweden	77,982	720,554
Hufvudstaden AB, A	Sweden	62,846	1,001,227
Hysan Development Co. Ltd	Hong Kong	220,624	1,009,434
Unite Group PLC	United Kingdom	140,515	1,036,537
Vonovia SE	Germany	64,217	2,098,190
			11,121,509
Residential REITs 10.9%
American Homes 4 Rent, A	United States	86,900	1,936,132
Apartment Investment & Management Co., A	United States	40,397	1,780,296
AvalonBay Communities Inc	United States	18,248	3,162,561
Camden Property Trust	United States	15,500	1,295,335
Canadian Apartment Properties REIT	Canada	52,500	1,279,032
Education Realty Trust Inc	United States	26,400	1,061,544
Equity Lifestyle Properties Inc	United States	22,502	1,663,798
Equity Residential	United States	32,223	1,958,192
Essex Property Trust Inc	United States	3,700	829,910
Invincible Investment Corp	Japan	1,297	613,271
UDR Inc	United States	9,797	342,405
			15,922,476
Retail REITs 24.5%
CBL & Associates Properties Inc	United States	55,000	596,750
Federal Realty Investment Trust	United States	4,140	581,380
GGP Inc	United States	64,716	1,607,546
Hammerson PLC	United Kingdom	178,443	1,226,547
Kimco Realty Corp	United States	66,351	1,651,476
Klepierre	France	50,918	1,931,875
Link REIT	Hong Kong	297,466	2,037,688
The Macerich Co	United States	8,393	576,515
National Retail Properties Inc	United States	23,400	1,020,240
Realty Income Corp	United States	39,324	2,344,890

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FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
Regency Centers Corp	United States	27,781	$1,937,169
Retail Properties of America Inc., A	United States	71,300	1,067,361
Scentre Group	Australia	858,178	2,863,328
Simon Property Group Inc	United States	39,810	7,315,884
Smart Real Estate Investment Trust	Canada	32,500	799,270
Unibail-Rodamco SE	France	15,016	3,451,551
Vicinity Centres	Australia	542,201	1,175,892
Weingarten Realty Investors	United States	44,060	1,569,858
Westfield Corp	Australia	320,486	2,136,186
			35,891,406
Specialized REITs 5.7%
Coresite Realty Corp	United States	13,531	1,165,425
CubeSmart	United States	43,747	1,099,362
CyrusOne Inc	United States	11,300	544,208
Digital Realty Trust Inc	United States	24,027	2,586,026
Extra Space Storage Inc	United States	2,100	151,305
Public Storage	United States	12,688	2,727,920
			8,274,246
Total Common Stocks (Cost $110,902,438)			145,572,123
		Principal
		Amount

Short Term Investments (Cost $900,000) 0.6%
Time Deposits 0.6%
Royal Bank of Canada, 0.50%, 2/01/17	United States	$900,000	900,000
Total Investments (Cost $111,802,438) 100.1%			146,472,123
Other Assets, less Liabilities (0.1)%			(121,614)
Net Assets 100.0%			$146,350,509

See Abbreviations on page 29.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the value of this security was $938,758, representing 0.6% of net assets.

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FRANKLIN GLOBAL TRUST

Financial Statements

Statement of Assets and Liabilities
January 31, 2017 (unaudited)

Franklin Global Real Estate Fund

Assets:
Investments in securities:
Cost.	$111,802,438
Value	$146,472,123
Cash	15,542
Foreign currency, at value (cost $74,367)	74,417
Receivables:
Investment securities sold	324,341
Capital shares sold	88,591
Dividends	214,064
European Union tax reclaims	29,218
Other assets	4
Total assets	147,218,300
Liabilities:
Payables:
Investment securities purchased	309,801
Capital shares redeemed	332,902
Management fees	105,918
Distribution fees	32,029
Transfer agent fees	24,923
Accrued expenses and other liabilities	62,218
Total liabilities	867,791
Net assets, at value	$146,350,509
Net assets consist of:
Paid-in capital	$174,843,605
Distributions in excess of net investment income	(5,854,697)
Net unrealized appreciation (depreciation)	34,674,463
Accumulated net realized gain (loss)	(57,312,862)
Net assets, at value	$146,350,509

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FRANKLIN GLOBAL TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
January 31, 2017 (unaudited)

Franklin Global Real Estate Fund

Class A:
Net assets, at value	$83,041,340
Shares outstanding	9,765,693
Net asset value per share[a]	$8.50
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.02
Class C:
Net assets, at value	$16,615,891
Shares outstanding	1,976,763
Net asset value and maximum offering price per share[a]	$8.41
Class R6:
Net assets, at value	$16,206
Shares outstanding	1,901
Net asset value and maximum offering price per share	$8.52
Advisor Class:
Net assets, at value	$46,677,072
Shares outstanding	5,469,681
Net asset value and maximum offering price per share	$8.53

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN GLOBAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended January 31, 2017 (unaudited)

Franklin Global Real Estate Fund

Investment income:
Dividends (net of foreign taxes of $67,388)	$1,248,083
Interest	1,989
Other income (Note 1d)	29,637
Total investment income	1,279,709
Expenses:
Management fees (Note 3a)	794,712
Distribution fees: (Note 3c)
Class A	114,099
Class C	91,807
Transfer agent fees: (Note 3e)
Class A	75,906
Class C	15,207
Class R6	63
Advisor Class	40,785
Custodian fees (Note 4)	5,995
Reports to shareholders	20,171
Registration and filing fees	30,397
Professional fees	25,298
Trustees’ fees and expenses	2,998
Other	7,119
Total expenses	1,224,557
Expense reductions (Note 4)	(400)
Expenses waived/paid by affiliates (Note 3f)	(110,405)
Net expenses	1,113,752
Net investment income.	165,957
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	3,232,390
Realized gain distributions from REITs.	1,100,826
Foreign currency transactions	(40,299)
Net realized gain (loss)	4,292,917
Net change in unrealized appreciation (depreciation) on:
Investments	(21,352,418)
Translation of other assets and liabilities
denominated in foreign currencies.	1,588
Net change in unrealized appreciation (depreciation)	(21,350,830)
Net realized and unrealized gain (loss)	(17,057,913)
Net increase (decrease) in net assets resulting from operations	$(16,891,956)

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN GLOBAL TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Global Real Estate Fund

	Six Months Ended
	January 31, 2017	Year Ended
	(unaudited)	July 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$165,957	$2,714,297
Net realized gain (loss)	4,292,917	2,300,939
Net change in unrealized appreciation (depreciation)	(21,350,830)	13,547,408
Net increase (decrease) in net assets resulting from operations	(16,891,956)	18,562,644
Distributions to shareholders from:
Net investment income:
Class A	(3,081,330)	(1,589,886)
Class C	(479,915)	(230,329)
Class R6	(588)	(4,025)
Advisor Class	(1,788,146)	(845,427)
Total distributions to shareholders	(5,349,979)	(2,669,667)
Capital share transactions: (Note 2)
Class A	(7,020,367)	(8,688,545)
Class C	(1,774,233)	(3,966,078)
Class R6	2,154	(220,045)
Advisor Class	1,887,779	1,429,402
Total capital share transactions	(6,904,667)	(11,445,266)
Net increase (decrease) in net assets	(29,146,602)	4,447,711
Net assets:
Beginning of period	175,497,111	171,049,400
End of period.	$146,350,509	$175,497,111
Distributions in excess of net investment income included in net assets:
End of period.	$(5,854,697)	$(670,675)

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FRANKLIN GLOBAL TRUST

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Fund

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Global Real Estate Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against

22 Semiannual Report

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FRANKLIN GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At January 31, 2017, the Fund had no securities on loan.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed

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Semiannual Report 23

FRANKLIN GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Income and Deferred Taxes (continued)

of on the valuation date. As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statement of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund’s shareholders.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains. For Real Estate Investment Trust (REIT) securities, the Fund records ROC estimates, if any, on the ex-dividend date and are adjusted once actual tax designations are known.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as

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FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

this would involve future claims that may be made against the
Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2017		July 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	641,164	$5,683,493	1,590,561	$13,887,493
Shares issued in reinvestment of distributions	342,632	2,941,339	179,281	1,517,212
Shares redeemed	(1,798,327)	(15,645,199)	(2,761,668)	(24,093,250)
Net increase (decrease)	(814,531)	$(7,020,367)	(991,826)	$(8,688,545)
Class C Shares:
Shares sold	171,194	$1,509,613	290,034	$2,532,929
Shares issued in reinvestment of distributions	53,133	449,781	25,022	210,183
Shares redeemed	(429,112)	(3,733,627)	(786,703)	(6,709,190)
Net increase (decrease)	(204,785)	$(1,774,233)	(471,647)	$(3,966,078)
Class R6 Shares:
Shares sold	181	$1,566	262	$2,287
Shares issued in reinvestment of distributions	68	588	475	4,025
Shares redeemed	—	—	(26,812)	(226,357)
Net increase (decrease)	249	$2,154	(26,075)	$(220,045)
Advisor Class Shares:
Shares sold	619,526	$5,628,353	757,568	$6,730,739
Shares issued in reinvestment of distributions	85,296	735,620	42,776	362,740
Shares redeemed	(513,413)	(4,476,194)	(640,171)	(5,664,077)
Net increase (decrease)	191,409	$1,887,779	160,173	$1,429,402

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

3.	Transactions with Affiliates (continued)
a.	Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $500 million
0.900%	Over $500 million, up to and including $1 billion
0.850%	Over $1 billion, up to and including $1.5 billion
0.800%	Over $1.5 billion, up to and including $6.5 billion
0.780%	Over $6.5 billion, up to and including $11.5 billion
0.760%	Over $11.5 billion, up to and including $16.5 billion
0.740%	Over $16.5 billion, up to and including $19 billion
0.730%	Over $19 billion, up to and including $21.5 billion
0.720%	In excess of $21.5 billion

For the period ended January 31, 2017, the annualized effective investment management fee rate was 1.000% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$12,659
CDSC retained	$440

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2017, the Fund paid transfer agent fees of $131,961, of which $65,792 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C and Advisor Class of the Fund do not exceed 1.15% and Class R6 does not exceed 0.98% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to December 1, 2016, expenses for Class R6 were limited to 0.99%.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At July 31, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$20,729,968
2018	35,647,494
2019	557,818
Total capital loss carryforwards	$56,935,280

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2016, the Fund deferred post-October capital losses of $298,845.

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$122,193,385

Unrealized appreciation	$36,642,219
Unrealized depreciation	(12,363,481)
Net unrealized appreciation (depreciation)	$24,278,738

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FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

5. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, aggregated $20,440,978 and $31,321,123, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$145,572,123	$—	$—	$145,572,123
Short Term Investments	—	900,000	—	900,000
Total Investments in Securities	$145,572,123	$900,000	$—	$146,472,123
[a]For detailed categories, see the accompanying Statement of Investments.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

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FRANKLIN GLOBAL TRUST

FRANKLIN GLOBAL REAL ESTATE FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

January 31, 2017

Franklin Global Trust

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	3
Franklin International Growth Fund	4
Franklin International Small Cap Growth Fund	11
Financial Highlights and Statements of Investments	18
Financial Statements	32
Notes to Financial Statements	36
Shareholder Information	48

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The U.S. economy continued to grow in 2016’s fourth quarter, though at a slower pace compared to the third quarter. Strength in consumer spending, private inventory investment, residential and non-residential fixed investments, and state and local government spending was partially offset by declines in net exports and federal government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 4.9% in July 2016 to 4.8% at period-end.1 Annual inflation, as measured by the Consumer Price Index, ended the period at its highest level in more than four years. At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index, advanced for the six months ended January 31, 2017.

The global economy in general expanded during the six months under review, aided by accommodative monetary policies of various central banks. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Further supporting global markets were an improvement in industrial commodity prices, encouraging earnings reports from the U.S. banking sector, investor optimism about U.S. President Donald Trump’s pro-growth policies, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, investors expressed concerns about the terms of the U.K.’s exit from the European Union, President Trump’s protectionist policies and executive order banning entry from seven Muslim-majority countries, uncertainty about the Fed’s timing for raising interest rates and the health of European banks.

In Europe, the U.K.’s annualized economic growth accelerated in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. The eurozone’s economic growth improved in the third and fourth quarters, while the region’s annual inflation rate rose to its highest level in four years. At its December meeting, the European Central Bank (ECB) extended the continuation of its monthly asset purchases from March to December 2017, but it planned to scale back the purchase amount beginning in April. In January, the ECB kept its key policy rates unchanged and retained its monthly asset purchases, indicating that it could increase the program in size and duration if needed.

In Asia, Japan’s quarterly gross domestic product grew slower in 2016’s third quarter compared with the second quarter, mainly due to declines in private non-residential and public investments. At its September meeting, the Bank of Japan overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate for these bonds near 0%. China’s economy grew at a faster-than-expected rate in 2016’s fourth quarter compared to 2015’s fourth quarter, supported by consumer spending and a property market driven by robust bank lending. The People’s Bank of China also devalued its currency against the U.S. dollar during the period.

The foregoing information reflects our analysis and opinions as of January 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin International Growth Fund

This semiannual report for Franklin International Growth Fund covers the period ended January 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation by investing predominantly in equity securities of mid- and large-capitalization companies, generally those with market capitalizations greater than $2 billion, located outside of the U.S., including developing or emerging market countries. The Fund considers international companies to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the U.S.

Performance Overview

For the six months ended January 31, 2017, the Fund’s Class A shares delivered a +0.90% cumulative total return. In comparison, the Fund’s new benchmark, the MSCI Europe, Australasia, Far East (EAFE) (Net Dividends) Index, returned +3.50%, while the Fund’s old benchmark, the MSCI EAFE (Gross Dividends) Index, returned +3.60%.1 The MSCI EAFE Index measures global developed stock market performance excluding the U.S. and Canada. The investment manager believes the Net Dividends Index is more in line with the Fund, taking into account the impact of foreign withholding taxes. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

In choosing individual equity investments, we employ a disciplined, bottom-up approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth potential, quality and valuation.

Manager’s Discussion

During the six months ended January 31, 2017, key detractors from the Fund’s performance relative to its benchmark, the MSCI EAFE (Net Dividends) Index, included stock selection in the materials and information technology (IT) sectors.2 An overweighting in health care and an underweighting in financials also hurt relative results.3

In materials, Germany-based flavors and fragrances company Symrise and Netherlands-based health, nutrition and chemicals company Koninklijke DSM detracted from relative performance. Historically, less volatile chemicals stocks in general underperformed during the market rally that favored cyclical stocks. Despite weak stock price performance, fundamentals have remained robust, in our analysis. Symrise reported strong earnings for the first nine months of 2016 and remained optimistic about the fourth quarter, as it continued to grow faster than the overall industry.

1. Source: MorningStar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. The materials sector comprises chemicals in the SOI. The IT sector comprises Internet software and services, IT services and software in the SOI.
3. The health care sector comprises biotechnology, health care equipment and supplies, and pharmaceuticals in the SOI. The financials sector comprises banks and capital markets in the SOI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 23.

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Top 10 Sectors/Industries
1/31/17
% of Total
Net Assets
Software	11.0%
Capital Markets	8.1%
Pharmaceuticals	8.0%
Chemicals	7.9%
Machinery	5.6%
Health Care Equipment & Supplies	5.4%
Internet & Direct Marketing Retail	5.4%
Biotechnology	4.9%
Internet Software & Services	4.7%
Trading Companies & Distributors	4.5%

In the IT sector, a combination of profit taking by many investors and overall sector weakness during the market rally weighed on a wide range of individual companies, including Japan-based social media company Line, U.K.-based accounting software company The Sage Group and U.K.-based payments processor Worldpay Group. We believe Line could benefit from its transition from a messaging app to a broader media portal over time. Sage Group, in our view, could continue to benefit from its transition to a cloud-based subscription business model over time. Worldpay’s long-term prospects continue to look attractive to us as cash card penetration in Europe increases.

Health care sector detractors from relative performance included U.K.-listed generic drug maker Hikma Pharmaceuticals and Japan-based ophthalmic drug manufacturer Santen Pharmaceutical. Hikma’s stock price fell after an earnings warning related to recently acquired West Ward’s integration issues, primarily those associated with delayed U.S. Food and Drug Administration filings and increased litigation costs in pursuit of generic drug filings. We believe these to be temporary issues that do not change our long-term outlook for the company’s injectables business. Santen’s shares declined due to the Japanese currency’s strength, and we have not identified any fundamental issues with the company’s underlying drug business.

Additional key individual detractors included China-based Vipshop Holdings, an Internet flash sale operator.4 Its shares fell following the company’s latest earnings report. Sales continued to decelerate, due to the company’s increased size, but remained at a double-digit percentage pace. Although the

Top 10 Holdings
1/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
Delphi Automotive PLC	3.3%
Auto Components, U.K.
DSV AS	3.3%
Road & Rail, Denmark
Azimut Holding SpA	3.2%
Capital Markets, Italy
KBC Groep NV	3.2%
Banks, Belgium
Weir Group PLC	3.1%
Machinery, U.K.
GN Store Nord A/S	2.9%
Health Care Equipment & Supplies, Denmark
Vipshop Holdings Ltd.	2.9%
Internet & Direct Marketing Retail, China
Wolseley PLC	2.8%
Trading Companies & Distributors, U.K.
Roche Holding AG	2.8%
Pharmaceuticals, Switzerland
Hikma Pharmaceuticals PLC	2.8%
Pharmaceuticals, U.K.

stock may continue to be volatile, we believe growth should remain robust, given Vipshop’s strong market position.

GEA Group, a Germany-based food processing equipment manufacturer, hampered relative returns after the company issued a profit warning due to order delays. Moreover, weakness in the dairy market continued to crimp demand for equipment, and margins have declined. However, we expect these issues to be temporary and anticipate strong long-term demand for food processing equipment.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2017, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

4. Not part of the index.

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FRANKLIN INTERNATIONAL GROWTH FUND

Conversely, key contributors to the Fund’s relative performance included an underweighting in the defensive consumer staples sector and a lack of exposures to the utilities, telecommunication services and real estate sectors.5 Stock selection and overweightings in industrials and consumer discretionary also supported relative performance.6

In the industrials sector, shares of U.K. plumbing and heating products provider Wolseley and U.K. engineering firm Weir Group advanced amid investor optimism about greater infrastructure spending, potentially faster economic growth and rebounding commodities prices. Germany-based airplane engine manufacturer MTU Aero Engines also contributed to relative performance following a strong earnings report.4 We believe its business momentum remained strong despite a slight delay in delivering new engines.

Several Asia-based holdings contributed to relative performance in the consumer discretionary sector, particularly China-based after-school tutoring company TAL Education Group and Japan-based online retailer Start Today.4 We continue to think that TAL Education Group’s earnings momentum will likely remain strong, given the Chinese education system’s heavy focus on testing. Start Today, Japan’s leading online apparel specialist selling third-party brands through its Zozotown website, is likely to continue to take advantage of the secular growth opportunity in Japanese online retail, in our analysis, as online penetration levels remain low.

Other notable contributors included GN Store Nord, a Danish hearing aid and communications headset manufacturer.4 During the period, GN Store bought a private practice consultancy business and announced a shift in its Costco strategy in the U.S., both of which we believe could potentially support longer term growth.

Belgian bank KBC Groep and Italian wealth manager Azimut Holding4 also contributed to relative returns amid a broad-based rebound in financials stocks and subsiding concerns about European banks during the period. KBC could continue to see steady growth in its Belgium operations, in our view, while it should benefit from faster growth in its Eastern European and Irish businesses. Azimut, which recently completed a legal reorganization, continued to benefit from strong inflows given negative interest rates and challenges at some of Italy’s largest banks.

Check Point Software Technologies, an Israel-based network security company, aided relative returns. The company reported better-than-anticipated earnings, resulting from a recent product refresh that gained good marketplace traction, and highlighted a healthy spending environment for security products. Shares of Argentina-based online marketplace operator MercadoLibre rose as the company continued to exhibit robust fundamentals across its business and greater adoption of its payment services.4

Top 10 Countries

1/31/17

% of Total
Net Assets
U.K.	31.2%
Germany	12.7%
Japan	7.4%
Denmark	6.2%
Belgium	5.9%
Italy	5.7%
Canada	5.2%
China	5.1%
Australia	4.7%
Switzerland	2.8%

From a geographic perspective, key detractors from the Fund’s relative performance included stock selection and an underweighting in Japan, as well as stock selection and an overweighting in the U.K. Stock selection in Asia Pacific ex-Japan, particularly in Australia, also hurt results. Conversely, key contributors to relative performance included stock selection in Europe, particularly in Denmark, Belgium and Italy. Emerging markets exposure, notably in Argentina, supported relative returns, as did North American exposure, especially in the U.S.

5. The consumer staples sector comprises household products in the SOI.
6. The industrials sector comprises aerospace and defense, machinery, professional services, road and rail, and trading companies and distributors in the SOI. The consumer discretionary sector comprises auto components; diversified consumer services; Internet and direct marketing retail; media; multiline retail; and textiles, apparel and luxury goods in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INTERNATIONAL GROWTH FUND

Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no
representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN INTERNATIONAL GROWTH FUND

Performance Summary as of January 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 1/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+0.90%	-4.94%
1-Year	+13.86%	+7.30%
5-Year	+27.40%	+3.72%
Since Inception (6/3/08)	+18.17%	+1.25%
Advisor
6-Month	+1.09%	+1.09%
1-Year	+14.11%	+14.11%
5-Year	+29.28%	+5.27%
Since Inception (6/3/08)	+21.13%	+2.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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		FRANKLIN INTERNATIONAL GROWTH FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	1.25%	1.46%
Advisor	1.00%	1.21%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN INTERNATIONAL GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2,3]	Value 1/31/17	8/1/16–1/31/17[1,2,3]	Ratio[2,3]
A	$1,000	$1,009.00	$7.04	$1,018.20	$7.07	1.39%
C	$1,000	$1,005.60	$10.82	$1,014.42	$10.87	2.14%
R	$1,000	$1,008.30	$8.15	$1,017.09	$8.19	1.61%
R6	$1,000	$1,012.00	$4.82	$1,020.42	$4.84	0.95%
Advisor	$1,000	$1,010.90	$5.78	$1,019.46	$5.80	1.14%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
3. From 8/1/16 through 11/30/16, expense waivers resulted in net annualized expense ratios (excluding acquired fund fees and expenses) for each share class of: A 1.44%,
C 2.19%, R 1.69%, R6 1.00% (reflecting the Class R6 fee cap effective through 11/30/16) and Advisor 1.19%. Effective 12/1/16, the Fund’s management fee and expense cap were reduced and, as a result, net annualized expense ratios (excluding acquired fund fees and expenses) for each share class changed to: A 1.25%, C 2.00%, R 1.50%,
R6 0.82% and Advisor 1.00%. If the reduced management fee and expense cap had been in effect for the entire six-month period (8/1/16—1/31/17), the Actual expenses paid for each share class during the period would have been: A $6.33, C $10.11, R $7.59, R6 $4.16 and Advisor $5.07, and the Hypothetical expenses paid for each share class during the period would have been: A $6.36, C $10.16, R $7.63, R6 $4.18 and Advisor $5.09.

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Franklin International Small Cap Growth Fund

We are pleased to bring you Franklin International Small Cap Growth Fund’s semiannual report for the period ended January 31, 2017. Effective June 3, 2013, the Fund closed to new investors, with limited exceptions.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the MSCI Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase. The Fund considers international companies to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the U.S.

Performance Overview

For the six months ended January 31, 2017, The Fund’s Class A shares delivered a +6.14% cumulative total return. In comparison, the Fund’s new benchmark, the MSCI Europe, Australasia, Far East (EAFE) Small Cap (Net Dividends) Index, returned +2.96%, while the Fund’s old benchmark, the MSCI EAFE Small Cap (Gross Dividends) Index, returned +3.05%.1 The MSCI EAFE Small Cap Index tracks small cap equity performance in global developed markets excluding the U.S. and Canada. The investment manager believes the Net Dividends Index is more in line with the Fund, taking into account the impact of foreign withholding taxes. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

In choosing individual equity investments, we use a fundamental, bottom-up approach involving in-depth analysis of individual equity securities. We employ a quantitative and qualitative approach to identify smaller international companies that we believe have the potential to generate attractive returns with lower downside risk. Such companies tend to have proprietary products and services, which can sustain a longer term competitive advantage, and they tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After we identify a company, we conduct a thorough analysis to establish its earnings prospects and determine its value. Overall, we seek to invest in companies with attractive valuations.

We do not select investments for the Fund that are merely representative of the small cap asset class but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential.

Although we seek to outperform the MSCI EAFE Small Cap (Net Dividends) Index, the Fund may take positions that are not represented in the index.

Manager’s Discussion

During the six months ended January 31, 2017, stock selection and sector allocations in general contributed to the Fund’s performance relative to its benchmark, the MSCI EAFE Small Cap (Net Dividends) Index. In particular, stock selection and overweightings in the financials and industrials sectors, as well as stock selection in consumer discretionary and consumer staples, boosted relative results, as a number of U.K. holdings recovered from a sharp sell-off following the U.K.’s historic

1. Source: MorningStar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 30.

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Semiannual Report 11

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

referendum to leave the European Union (also known as “Brexit”).2

A broad range of individual industrials stocks contributed to relative performance as sentiment toward the sector turned more favorable and earnings remained relatively solid despite recent economic uncertainties. Diana Shipping, a dry-bulk shipper based in Greece, contributed to relative performance as the broader sector benefited from investor optimism that potential infrastructure spending in the U.S. under President Trump’s administration would result in increased demand for commodities, such as iron ore.3 Shares of Vesuvius, a U.K.-based global engineered ceramics company, benefited from optimism about growth in China and the potential for greater steel production. Additionally, a number of U.K.-based industrials stocks recovered following the Brexit referendum. Key contributors included global staffing firm PageGroup, shipping broker Clarkson3 and construction company Morgan Sindall Group.3 Clarkson further benefited from optimism about a recovery in global growth.

In the financials sector, notable contributors included ARA Asset Management, a Singapore-based real estate investment manager, following the announcement by company management to take the firm private to focus on expanding the business. Reinsurers Arch Capital Group and RenaissanceRe Holdings aided relative performance as fundamentals for the broader industry remained largely solid despite recent natural disasters.3

Within consumer discretionary, Beneteau, a France-based recreational boat and leisure home manufacturer, reported better-than-anticipated earnings. Furthermore, company management indicated that it expected positive trends in upcoming U.S. and European boat shows.

In contrast, key detractors from the Fund’s relative performance included stock selection in the energy sector. An underweighting in materials and an overweighting in real estate also weighed on relative results.4

In the energy sector, shares of Amec Foster Wheeler, a U.K.-based consultancy, engineering and project management

Top 10 Sectors/Industries
1/31/17
% of Total
Net Assets
Insurance	11.2%
Real Estate Investment Trusts (REITs)	10.6%
Commercial Services & Supplies	8.4%
Marine	7.2%
Capital Markets	6.9%
Machinery	6.0%
Professional Services	5.5%
Trading Companies & Distributors	4.6%
Diversified Financial Services	4.4%
Food & Staples Retailing	4.0%

firm, declined after the company postponed a capital markets day at which it was expected to outline turnaround plans. Despite the disappointing news, Amec Foster Wheeler continued to generate strong free cash flow and, in our longer term view, it could benefit from efforts to overhaul the business.

Within real estate, shares of Irish real estate investment trust Green REIT declined despite ongoing improvements in the Irish economy and real estate market, where property values and rental income increased. U.K. real estate broker Countrywide also dampened performance, as housing transactions remained soft in recent quarters, with Brexit-related anxieties and increased online competition compounding the challenges for the company. We expect that once economic uncertainty lessens, housing transactions could continue to trend higher.

Other key detractors included U.K.-based property and real estate loan investor Kennedy Wilson Europe Real Estate, whose shares declined despite improvements in the U.K. economy and real estate markets.3 Carpetright, a U.K.-based carpet retailer, weakened due to investor concerns about a sluggish housing market and increased competition.3 However, recent sales figures indicated to us that its business remains resilient and could continue to improve as housing transactions recover and consumer confidence improves.

2. The financials sector comprises capital markets, diversified financial services and insurance in the SOI. The industrials sector comprises air freight and logistics, building products, commercial services and supplies, construction and engineering, machinery, marine, professional services, and trading companies and distributors in the SOI. The consumer discretionary sector comprises distributors; hotels, restaurants and leisure; leisure products; media; and specialty retail in the SOI. The consumer staples sector comprises beverages, food and staples retailing, and tobacco in the SOI.
3. Not part of the index.
4. The energy sector comprises energy equipment and services in the SOI. The materials sector comprises metals and mining in the SOI. The real estate sector comprises real estate investment trusts and real estate management and development in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

Top 10 Holdings
1/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
Grafton Group PLC	4.6%
Trading Companies & Distributors, U.K.
Clarkson PLC	4.5%
Marine, U.K.
Elis SA	4.5%
Commercial Services & Supplies, France
Kennedy Wilson Europe Real Estate PLC	4.4%
Diversified Financial Services, U.K.
PageGroup PLC	4.2%
Professional Services, U.K.
Lar Espana Real Estate Socimi SA	4.0%
Real Estate Investment Trusts (REITs), Spain
Vesuvius PLC	3.8%
Machinery, U.K.
Green REIT PLC	3.7%
Real Estate Investment Trusts (REITs), Ireland
Fairfax India Holdings Corp.	3.5%
Capital Markets, Canada
Amec Foster Wheeler PLC	3.4%
Energy Equipment & Services, U.K.

Shares of Canada-based insurer Fairfax Financial Holdings fell despite the company’s improved revenue and profitability.3 Fairfax’s continued move into specialty insurance has allowed the firm to improve its overall revenue despite weak pricing in a number of insurance lines, most notably reinsurance. The performance of the insurer’s investment portfolio has also performed well.

A number of European industrials holdings also hampered performance, including Swiss logistics company Panalpina Welttransport Holding, Spanish elevator and escalator manufacturer Zardoya Otis,3 Finnish plastic pipe maker Uponor and Danish facilities outsourcing company ISS.3 Panalpina benefited from increased volumes in its air business and from its ongoing efforts to improve efficiencies. Despite Zardoya Otis’s recent share price decline, we have begun to see signs of improvement in its business as the Spanish economy rebounded. Uponor, meanwhile, continued to benefit from a recovery in the U.S. and European construction markets. With manufacturing plants across Europe and the U.S., Uponor maintained a market-leading position in the higher margin above-ground pipe business. Shares of ISS declined due to what we viewed as an overreaction to the company’s reduced financial guidance for full-year 2016. The company was negatively affected by weak fourth-quarter growth in Australia and Brazil, but the company indicated it had solid organic growth in 2016’s first three quarters.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2017, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Top 10 Countries

1/31/17

% of Total
Net Assets
U.K.	35.0%
Ireland	14.4%
France	9.0%
Canada	6.8%
U.S.	6.2%
Spain	6.2%
Singapore	5.4%
Denmark	4.4%
Switzerland	3.2%
Greece	2.7%

From a geographic perspective, exposure to North America, notably in the U.S., contributed to relative performance. Stock selection in Japan also contributed, but an underweighting detracted. In Asia Pacific ex-Japan, stock selection and an underweighting enhanced relative returns, led by our investments in Singapore. Stock selection in the U.K. aided relative returns, although the benefit was partially offset by an overweighting. In contrast, stock selection in Europe, particularly in Switzerland, Ireland and Denmark, hampered relative results.

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Semiannual Report 13

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

Thank you for your continued participation in Franklin International Small Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

Performance Summary as of January 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 1/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[1]	Total Return[2]
A
6-Month	+6.14%	+0.04%
1-Year	+7.12%	+0.96%
5-Year	+60.98%	+8.69%
Since Inception (5/15/08)	+66.91%	+5.34%
Advisor
6-Month	+6.33%	+6.33%
1-Year	+7.37%	+7.37%
5-Year	+63.15%	+10.29%
10-Year	+80.15%	+6.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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Semiannual Report 15

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[3]
Share Class
A	1.38%
Advisor	1.14%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation inthevalue of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Investments in emerging markets involve heightened risks relating to the same factors. The
Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1]	Value 1/31/17	8/1/16–1/31/17[1]	Ratio
A	$1,000	$1,061.40	$7.38	$1,018.05	$7.22	1.42%
C	$1,000	$1,057.40	$11.25	$1,014.27	$11.02	2.17%
R	$1,000	$1,060.60	$8.73	$1,016.74	$8.54	1.68%
R6	$1,000	$1,064.30	$5.20	$1,020.16	$5.09	1.00%
Advisor	$1,000	$1,063.30	$6.14	$1,019.26	$6.01	1.18%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN GLOBAL TRUST

Financial Highlights
Franklin International Growth Fund
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.07	$11.16	$11.40	$10.45	$9.11	$9.86
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	0.03	0.06	0.05	0.10	0.12
Net realized and unrealized gains (losses)	0.11	(0.12)	(0.20)	0.95	1.33	(0.77)
Total from investment operations	0.10	(0.09)	(0.14)	1.00	1.43	(0.65)
Less distributions from:
Net investment income.	(0.06)	(—)[c]	(0.03)	(0.05)	(0.09)	(0.10)
Net realized gains	—	—	(0.07)	—	—	—
Total distributions	(0.06)	(—)[c]	(0.10)	(0.05)	(0.09)	(0.10)
Net asset value, end of period	$11.11	$11.07	$11.16	$11.40	$10.45	$9.11

Total return[d]	0.90%	(0.80)%	(1.13)%	9.56%	15.69%	(6.46)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.60%	1.65%	1.72%	1.70%	1.52%	1.69%
Expenses net of waiver and payments by
affiliates	1.39%[f]	1.44%[f]	1.49%	1.49%[f]	1.49%	1.52%
Net investment income (loss)	(0.21)%	0.25%	0.61%	0.48%	1.07%	1.46%

Supplemental data
Net assets, end of period (000’s)	$167,580	$169,994	$182,825	$179,862	$34,466	$17,966
Portfolio turnover rate	17.66%	27.27%	47.52%	29.63%	26.06%	28.80%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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				FRANKLIN GLOBAL TRUST
				FINANCIAL HIGHLIGHTS

Franklin International Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.77	$10.94	$11.22	$10.31	$9.00	$9.73
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.05)	(0.01)	(0.02)	0.02	0.05
Net realized and unrealized gains (losses)	0.11	(0.12)	(0.20)	0.93	1.32	(0.74)
Total from investment operations	0.06	(0.17)	(0.21)	0.91	1.34	(0.69)
Less distributions from:
Net investment income.	—	—	—	—	(0.03)	(0.04)
Net realized gains	—	—	(0.07)	—	—	—
Total distributions	—	—	(0.07)	—	(0.03)	(0.04)
Net asset value, end of period	$10.83	$10.77	$10.94	$11.22	$10.31	$9.00

Total return[c]	0.56%	(1.55)%	(1.84)%	8.83%	14.88%	(7.08)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	2.35%	2.40%	2.42%	2.40%	2.22%	2.35%
Expenses net of waiver and payments by
affiliates	2.14%[e]	2.19%[e]	2.19%	2.19%[e]	2.19%	2.18%
Net investment income (loss)	(0.96)%	(0.50)%	(0.09)%	(0.22)%	0.37%	0.80%

Supplemental data
Net assets, end of period (000’s)	$6,439	$6,773	$7,179	$5,977	$4,032	$2,545
Portfolio turnover rate	17.66%	27.27%	47.52%	29.63%	26.06%	28.80%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin International Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.02	$11.15	$11.38	$10.41	$9.08	$9.83
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(—)[c]	0.04	0.03	0.07	0.14
Net realized and unrealized gains (losses)	0.12	(0.12)	(0.19)	0.95	1.33	(0.81)
Total from investment operations	0.09	(0.12)	(0.15)	0.98	1.40	(0.67)
Less distributions from:
Net investment income.	(0.01)	(0.01)	(0.01)	(0.01)	(0.07)	(0.08)
Net realized gains	—	—	(0.07)	—	—	—
Total distributions	(0.01)	(0.01)	(0.08)	(0.01)	(0.07)	(0.08)
Net asset value, end of period	$11.10	$11.02	$11.15	$11.38	$10.41	$9.08

Total return[d]	0.83%	(1.10)%	(1.31)%	9.44%	15.47%	(6.79)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.82%	1.90%	1.92%	1.90%	1.72%	1.85%
Expenses net of waiver and payments by
affiliates	1.61%[f]	1.69%[f]	1.69%	1.69%[f]	1.69%	1.68%
Net investment income (loss)	(0.43)%	(—)%[g]	0.41%	0.28%	0.87%	1.30%

Supplemental data
Net assets, end of period (000’s)	$304	$295	$363	$222	$274	$150
Portfolio turnover rate	17.66%	27.27%	47.52%	29.63%	26.06%	28.80%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gRounds to less than 0.01%.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN GLOBAL TRUST
			FINANCIAL HIGHLIGHTS

Franklin International Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$11.25	$11.48	$10.48	$10.56
Income from investment operations[b]:
Net investment income[c]	0.02	0.07	0.15	0.11	0.07
Net realized and unrealized gains (losses)	0.11	(0.12)	(0.23)	0.94	(0.15)
Total from investment operations.	0.13	(0.05)	(0.08)	1.05	(0.08)
Less distributions from:
Net investment income	(0.13)	(0.05)	(0.08)	(0.05)	—
Net realized gains	—	—	(0.07)	—	—
Total distributions	(0.13)	(0.05)	(0.15)	(0.05)	—
Net asset value, end of period.	$11.15	$11.15	$11.25	$11.48	$10.48

Total return[d]	1.20%	(0.39)%	(0.62)%	10.05%	(0.76)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.96%	1.01%	1.02%	1.02%	1.13%
Expenses net of waiver and payments by affiliates	0.95%[f]	1.00%[f]	1.02%[g]	1.02%[f,g]	1.10%
Net investment income.	0.23%	0.69%	1.08%	0.95%	1.45%

Supplemental data
Net assets, end of period (000’s)	$46,501	$122,862	$137,950	$29,132	$22,296
Portfolio turnover rate	17.66%	27.27%	47.52%	29.63%	26.06%

aFor the period May 1, 2013 (effective date) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin International Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.13	$11.24	$11.47	$10.48	$9.13	$9.89
Income from investment operations[a]:
Net investment income[b]	—[c]	0.05	0.10	0.09	0.13	0.17
Net realized and unrealized gains (losses)	0.12	(0.12)	(0.20)	0.95	1.33	(0.80)
Total from investment operations	0.12	(0.07)	(0.10)	1.04	1.46	(0.63)
Less distributions from:
Net investment income.	(0.10)	(0.04)	(0.06)	(0.05)	(0.11)	(0.13)
Net realized gains	—	—	(0.07)	—	—	—
Total distributions	(0.10)	(0.04)	(0.13)	(0.05)	(0.11)	(0.13)
Net asset value, end of period	$11.15	$11.13	$11.24	$11.47	$10.48	$9.13

Total return[d]	1.09%	(0.62)%	(0.76)%	9.91%	16.04%	(6.19)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.35%	1.40%	1.42%	1.40%	1.22%	1.35%
Expenses net of waiver and payments by
affiliates	1.14%[f]	1.19%[f]	1.19%	1.19%[f]	1.19%	1.18%
Net investment income	0.04%	0.50%	0.91%	0.78%	1.37%	1.80%

Supplemental data
Net assets, end of period (000’s)	$105,955	$110,441	$126,130	$97,134	$74,240	$48,549
Portfolio turnover rate	17.66%	27.27%	47.52%	29.63%	26.06%	28.80%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GLOBAL TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin International Growth Fund
	Country	Shares	Value

Common Stocks 97.4%
Aerospace & Defense 2.7%
MTU Aero Engines AG.	Germany	75,000	$8,953,623
Auto Components 3.4%
Delphi Automotive PLC	United Kingdom	156,000	10,929,360
Banks 3.2%
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
KBC Groep NV	Belgium	160,000	10,365,694
			10,365,694
Biotechnology 4.9%
[a] Alkermes PLC	United States	164,000	8,874,040
CSL Ltd	Australia	82,000	6,982,881
			15,856,921
Capital Markets 8.1%
Azimut Holding SpA.	Italy	590,000	10,571,644
CI Financial Corp	Canada	420,000	8,774,194
[a] Deutsche Boerse AG	Germany	78,000	7,176,628
			26,522,466
Chemicals 7.9%
Koninklijke DSM NV.	Netherlands	132,000	8,406,367
Symrise AG	Germany	139,000	8,349,537
Umicore SA	Belgium	160,000	8,946,068
			25,701,972
Diversified Consumer Services 2.2%
[a] TAL Education Group, ADR	China	90,000	7,289,100
Energy Equipment & Services 2.4%
Amec Foster Wheeler PLC	United Kingdom	1,400,000	7,781,196
Health Care Equipment & Supplies 5.4%
Cochlear Ltd	Australia	86,000	8,162,811
GN Store Nord A/S	Denmark	430,000	9,593,352
			17,756,163
Household Products 2.3%
Reckitt Benckiser Group PLC	United Kingdom	88,000	7,530,803
Internet & Direct Marketing Retail 5.4%
Start Today Co. Ltd	Japan	440,000	8,271,306
[a] Vipshop Holdings Ltd., ADR	China	830,000	9,395,600
			17,666,906
Internet Software & Services 4.7%
[a] Just Eat PLC.	United Kingdom	1,107,000	7,511,616
MercadoLibre Inc	Argentina	43,000	7,971,770
			15,483,386
IT Services 2.8%
Worldpay Group PLC	United Kingdom	2,542,000	9,140,796
Machinery 5.6%
GEA Group AG	Germany	200,000	8,255,251
Weir Group PLC	United Kingdom	400,000	10,087,155
			18,342,406

franklintempleton.com

Semiannual Report 23

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Media 1.9%
ITV PLC	United Kingdom	2,484,000	$6,348,478
Multiline Retail 2.5%
Dollarama Inc	Canada	106,000	8,023,272
Pharmaceuticals 8.0%
Hikma Pharmaceuticals PLC	United Kingdom	400,000	9,176,544
Roche Holding AG.	Switzerland	39,000	9,181,106
Santen Pharmaceutical Co. Ltd	Japan	630,000	7,899,057
			26,256,707
Professional Services 2.7%
Experian PLC	United Kingdom	450,000	8,653,948
Road & Rail 3.3%
DSV AS	Denmark	220,000	10,678,666
Software 11.0%
[a] Check Point Software Technologies Ltd	Israel	35,000	3,456,950
[a] Line Corp	Japan	250,000	8,024,528
The Sage Group PLC	United Kingdom	1,025,000	7,902,757
SAP SE	Germany	98,000	8,952,263
Sophos Group PLC	United Kingdom	2,200,000	7,587,251
			35,923,749
Textiles, Apparel & Luxury Goods 2.5%
Luxottica Group SpA	Italy	155,000	8,313,485
Trading Companies & Distributors 4.5%
[a] Noble Group Ltd	Hong Kong	45,000,000	5,458,221
Wolseley PLC	United Kingdom	150,000	9,257,668
			14,715,889
Total Common Stocks (Cost $286,313,348)			318,234,986

Short Term Investments (Cost $7,946,677) 2.4%
Money Market Funds 2.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.15%.	United States	7,946,677	7,946,677
Total Investments (Cost $294,260,025) 99.8%			326,181,663
Other Assets, less Liabilities 0.2%			597,123
Net Assets 100.0%			$326,778,786

See Abbreviations on page 47.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 3(f) regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GLOBAL TRUST

Financial Highlights
Franklin International Small Cap Growth Fund
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.55	$19.92	$22.23	$19.70	$14.38	$16.31
Income from investment operations[a]:
Net investment income[b]	0.04	0.22	0.19	0.19	0.18	0.25
Net realized and unrealized gains (losses)	0.96	(1.98)	(0.48)	2.65	5.94	(1.48)
Total from investment operations	1.00	(1.76)	(0.29)	2.84	6.12	(1.23)
Less distributions from:
Net investment income.	(0.18)	(0.24)	(0.29)	(0.11)	(0.19)	(0.20)
Net realized gains	(1.32)	(0.37)	(1.73)	(0.20)	(0.61)	(0.50)
Total distributions	(1.50)	(0.61)	(2.02)	(0.31)	(0.80)	(0.70)
Net asset value, end of period	$17.05	$17.55	$19.92	$22.23	$19.70	$14.38

Total return[c]	6.14%	(8.93)%	(0.17)%	14.48%	43.69%	(7.14)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.42%	1.38%	1.36%	1.36%	1.46%	1.49%
Expenses net of waiver and payments by
affiliates	1.42%[e]	1.38%[e]	1.36%[e]	1.36%[e]	1.40%[e]	1.24%
Net investment income	0.47%	1.14%	0.98%	0.89%	1.03%	1.72%

Supplemental data
Net assets, end of period (000’s)	$144,079	$169,943	$212,890	$257,568	$232,712	$166,577
Portfolio turnover rate	8.19%	21.93%	24.20%	16.08%	22.81%	17.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin International Small Cap Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.32	$19.60	$21.94	$19.51	$14.25	$16.13
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	0.07	0.05	0.02	0.05	0.14
Net realized and unrealized gains (losses)	0.95	(1.95)	(0.47)	2.63	5.90	(1.45)
Total from investment operations	0.92	(1.88)	(0.42)	2.65	5.95	(1.31)
Less distributions from:
Net investment income.	(0.02)	(0.03)	(0.19)	(0.02)	(0.08)	(0.07)
Net realized gains	(1.32)	(0.37)	(1.73)	(0.20)	(0.61)	(0.50)
Total distributions	(1.34)	(0.40)	(1.92)	(0.22)	(0.69)	(0.57)
Net asset value, end of period	$16.90	$17.32	$19.60	$21.94	$19.51	$14.25

Total return[c]	5.74%	(9.66)%	(0.86)%	13.59%	42.74%	(7.81)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	2.17%	2.15%	2.08%	2.11%	2.16%	2.20%
Expenses net of waiver and payments by
affiliates	2.17%[e]	2.15%[e]	2.08%[e]	2.11%[e]	2.10%[e]	1.95%
Net investment income (loss)	(0.28)%	0.37%	0.26%	0.14%	0.33%	1.01%

Supplemental data
Net assets, end of period (000’s)	$20,182	$22,699	$30,067	$35,484	$29,786	$14,278
Portfolio turnover rate	8.19%	21.93%	24.20%	16.08%	22.81%	17.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN GLOBAL TRUST
				FINANCIAL HIGHLIGHTS

Franklin International Small Cap Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.56	$19.88	$22.19	$19.65	$14.35	$16.29
Income from investment operations[a]:
Net investment income[b]	0.02	0.17	0.15	0.12	0.13	0.22
Net realized and unrealized gains (losses)	0.97	(1.98)	(0.48)	2.66	5.94	(1.48)
Total from investment operations	0.99	(1.81)	(0.33)	2.78	6.07	(1.26)
Less distributions from:
Net investment income.	(0.12)	(0.14)	(0.25)	(0.04)	(0.16)	(0.18)
Net realized gains	(1.32)	(0.37)	(1.73)	(0.20)	(0.61)	(0.50)
Total distributions	(1.44)	(0.51)	(1.98)	(0.24)	(0.77)	(0.68)
Net asset value, end of period	$17.11	$17.56	$19.88	$22.19	$19.65	$14.35

Total return[c]	6.06%	(9.20)%	(0.41)%	14.17%	43.40%	(7.37)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.68%	1.64%	1.62%	1.62%	1.66%	1.70%
Expenses net of waiver and payments by
affiliates	1.68%[e]	1.64%[e]	1.62%[e]	1.62%[e]	1.60%[e]	1.45%
Net investment income	0.21%	0.88%	0.72%	0.63%	0.83%	1.51%

Supplemental data
Net assets, end of period (000’s)	$3,464	$4,735	$6,193	$9,320	$120,877	$9,755
Portfolio turnover rate	8.19%	21.93%	24.20%	16.08%	22.81%	17.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 27

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin International Small Cap Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.61	$20.03	$22.32	$19.78	$18.49
Income from investment operations[b]:
Net investment income[c]	0.07	0.30	0.27	0.28	0.09
Net realized and unrealized gains (losses)	0.97	(2.00)	(0.48)	2.65	1.20
Total from investment operations.	1.04	(1.70)	(0.21)	2.93	1.29
Less distributions from:
Net investment income	(0.26)	(0.35)	(0.35)	(0.19)	—
Net realized gains	(1.32)	(0.37)	(1.73)	(0.20)	—
Total distributions	(1.58)	(0.72)	(2.08)	(0.39)	—
Net asset value, end of period.	$17.07	$17.61	$20.03	$22.32	$19.78

Total return[d]	6.43%	(8.61)%	0.22%	14.89%	6.98%

Ratios to average net assets[e]
Expenses[f]	1.00%	0.99%	0.99%	1.00%	1.01%
Net investment income.	0.89%	1.53%	1.35%	1.25%	1.42%

Supplemental data
Net assets, end of period (000’s)	$433,764	$383,411	$387,070	$359,449	$220,507
Portfolio turnover rate	8.19%	21.93%	24.20%	16.08%	22.81%

aFor the period May 1, 2013 (effective date) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN GLOBAL TRUST
				FINANCIAL HIGHLIGHTS

Franklin International Small Cap Growth Fund (continued)
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.59	$20.00	$22.30	$19.77	$14.43	$16.36
Income from investment operations[a]:
Net investment income[b]	0.07	0.25	0.24	0.25	0.23	0.29
Net realized and unrealized gains (losses)	0.96	(1.97)	(0.48)	2.65	5.95	(1.48)
Total from investment operations	1.03	(1.72)	(0.24)	2.90	6.18	(1.19)
Less distributions from:
Net investment income.	(0.22)	(0.32)	(0.33)	(0.17)	(0.23)	(0.24)
Net realized gains	(1.32)	(0.37)	(1.73)	(0.20)	(0.61)	(0.50)
Total distributions	(1.54)	(0.69)	(2.06)	(0.37)	(0.84)	(0.74)
Net asset value, end of period	$17.08	$17.59	$20.00	$22.30	$19.77	$14.43

Total return[c]	6.33%	(8.74)%	0.09%	14.74%	44.06%	(6.87)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.18%	1.14%	1.12%	1.12%	1.16%	1.20%
Expenses net of waiver and payments by
affiliates	1.18%[e]	1.14%[e]	1.12%[e]	1.12%[e]	1.10%[e]	0.95%
Net investment income	0.71%	1.38%	1.22%	1.13%	1.33%	2.01%

Supplemental data
Net assets, end of period (000’s)	$611,971	$827,351	$1,300,759	$1,223,532	$826,218	$376,590
Portfolio turnover rate	8.19%	21.93%	24.20%	16.08%	22.81%	17.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN GLOBAL TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin International Small Cap Growth Fund
	Country	Shares	Value

Common Stocks 99.8%
Air Freight & Logistics 3.2%
Panalpina Welttransport Holding AG	Switzerland	317,499	$39,136,022
Beverages 2.3%
C&C Group PLC	Ireland	6,621,330	28,252,343
Building Products 1.6%
Uponor OYJ	Finland	1,062,912	19,217,396
Capital Markets 6.9%
ARA Asset Management Ltd	Singapore	33,298,522	40,625,236
[a] Fairfax India Holdings Corp	Canada	3,810,600	42,831,144
			83,456,380
Commercial Services & Supplies 8.4%
Elis SA	France	3,053,159	54,657,192
ISS A/S	Denmark	662,700	23,538,512
[a] Serco Group PLC	United Kingdom	13,028,010	23,595,809
			101,791,513
Construction & Engineering 1.8%
Morgan Sindall Group PLC	United Kingdom	2,086,500	21,571,707
Distributors 3.0%
[b] Headlam Group PLC	United Kingdom	5,372,888	36,694,580
Diversified Financial Services 4.4%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	4,456,500	53,136,942
Energy Equipment & Services 3.3%
Amec Foster Wheeler PLC.	United Kingdom	7,316,100	40,662,862
Food & Staples Retailing 4.0%
Sligro Food Group NV	Netherlands	532,874	19,297,430
Total Produce PLC	Ireland	15,245,100	29,620,010
			48,917,440
Hotels, Restaurants & Leisure 3.1%
[a] Dalata Hotel Group PLC	Ireland	8,042,958	37,243,931
Insurance 11.2%
[a] Arch Capital Group Ltd	United States	394,407	34,845,859
Euler Hermes Group	France	224,921	20,293,958
Fairfax Financial Holdings Ltd	Canada	86,000	40,159,754
RenaissanceRe Holdings Ltd	United States	295,500	40,282,560
			135,582,131
Leisure Products 2.8%
Beneteau SA	France	2,721,600	33,489,724
Machinery 6.0%
Vesuvius PLC.	United Kingdom	7,759,875	46,086,637
Zardoya Otis SA	Spain	3,149,108	26,513,348
			72,599,985
Marine 7.2%
[b] Clarkson PLC	United Kingdom	1,861,220	54,778,215
[a,b] Diana Shipping Inc	Greece	7,909,500	32,745,330
			87,523,545
Media 1.9%
ASATSU-DK Inc	Japan	883,800	23,406,790

30 Semiannual Report

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FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Metals & Mining 2.0%
[c] Straits Trading Co. Ltd	Singapore	17,186,300	$23,771,659
Professional Services 5.5%
PageGroup PLC	United Kingdom	9,307,501	50,501,879
SThree PLC	United Kingdom	4,069,860	16,341,980
			66,843,859
Real Estate Investment Trusts (REITs) 10.6%
Green REIT PLC	Ireland	32,323,781	45,357,377
[b] Irish Residential Properties REIT PLC	Ireland	28,014,700	35,077,318
[b] Lar Espana Real Estate Socimi SA	Spain	6,357,210	48,280,839
			128,715,534
Real Estate Management & Development 2.3%
Countrywide PLC	United Kingdom	5,111,880	11,267,641
Hang Lung Group Ltd	Hong Kong	4,262,100	16,397,023
			27,664,664
Specialty Retail 1.2%
[a,b] Carpetright PLC	United Kingdom	6,064,925	14,436,291
Tobacco 2.5%
Scandinavian Tobacco Group AS	Denmark	1,803,373	30,966,945
Trading Companies & Distributors 4.6%
Grafton Group PLC, units consisting of A shares and C shares	United Kingdom	7,597,932	55,808,783
Total Common Stocks (Cost $1,243,452,798)			1,210,891,026

		Principal
		Amount
Short Term Investments (Cost $4,200,000) 0.3%
Time Deposits 0.3%
Royal Bank of Canada, 0.50%, 2/01/17	United States	$4,200,000	4,200,000
Total Investments (Cost $1,247,652,798) 100.1%			1,215,091,026
Other Assets, less Liabilities (0.1)%			(1,631,764)
Net Assets 100.0%			$1,213,459,262

See Abbreviations on page 47.

aNon-income producing.
bSee Note 8 regarding holdings of 5% voting securities.
cAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN GLOBAL TRUST

Financial Statements

Statements of Assets and Liabilities
January 31, 2017 (unaudited)

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$286,313,348	$962,831,945
Cost - Non-controlled affiliates (Note 3f and 8)	7,946,677	284,820,853
Total cost of investments.	$294,260,025	$1,247,652,798
Value - Unaffiliated issuers	$318,234,986	$993,078,453
Value - Non-controlled affiliates (Note 3f and 8)	7,946,677	222,012,573
Total value of investments.	326,181,663	1,215,091,026
Cash	—	39,095
Receivables:
Investment securities sold	—	5,387,415
Capital shares sold	161,162	1,207,219
Dividends	518,266	1,533,899
European Union tax reclaims.	47,610	877,107
Affiliates	386,369	—
Other assets	7	36
Total assets.	327,295,077	1,224,135,797
Liabilities:
Payables:
Investment securities purchased	—	7,710,615
Capital shares redeemed	194,875	1,428,076
Management fees	204,689	966,233
Distribution fees.	40,926	47,932
Transfer agent fees	—	370,018
Accrued expenses and other liabilities	75,801	153,661
Total liabilities	516,291	10,676,535
Net assets, at value	$326,778,786	$1,213,459,262
Net assets consist of:
Paid-in capital	$313,785,673	$1,238,333,842
Distributions in excess of net investment income	(533,107)	(8,387,428)
Net unrealized appreciation (depreciation)	31,909,949	(32,688,995)
Accumulated net realized gain (loss)	(18,383,729)	16,201,843
Net assets, at value	$326,778,786	$1,213,459,262

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN GLOBAL TRUST
	FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
January 31, 2017 (unaudited)

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Class A:
Net assets, at value	$167,579,526	$144,078,931
Shares outstanding	15,079,818	8,448,896
Net asset value per share[a]	$11.11	$17.05
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.79	$18.09
Class C:
Net assets, at value	$6,439,245	$20,182,156
Shares outstanding	594,364	1,193,967
Net asset value and maximum offering price per share[a]	$10.83	$16.90
Class R:
Net assets, at value	$303,754	$3,463,506
Shares outstanding	27,358	202,444
Net asset value and maximum offering price per share.	$11.10	$17.11
Class R6:
Net assets, at value	$46,501,133	$433,763,921
Shares outstanding	4,170,750	25,413,247
Net asset value and maximum offering price per share.	$11.15	$17.07
Advisor Class:
Net assets, at value	$105,955,128	$611,970,748
Shares outstanding	9,502,461	35,833,970
Net asset value and maximum offering price per share.	$11.15	$17.08

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN GLOBAL TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended January 31, 2017 (unaudited)

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$2,235,658	$10,381,183
Non-controlled affiliates (Note 3f and 8)	994	1,413,129
Interest	83	49,871
Other income (Note 1c)	8,273	409,866
Total investment income	2,245,008	12,254,049
Expenses:
Management fees (Note 3a)	1,705,177	6,150,274
Distribution fees: (Note 3c)
Class A	206,056	186,518
Class C	32,652	106,177
Class R	688	10,270
Transfer agent fees: (Note 3e)
Class A	321,881	141,909
Class C	12,753	19,804
Class R	575	3,787
Class R6	232	228
Advisor Class	214,007	671,239
Custodian fees (Note 4)	18,561	88,585
Reports to shareholders	16,702	39,166
Registration and filing fees	47,353	80,917
Professional fees.	26,162	54,191
Trustees’ fees and expenses.	8,006	33,004
Other	10,456	20,880
Total expenses	2,621,261	7,606,949
Expense reductions (Note 4)	(11)	(146)
Expenses waived/paid by affiliates (Note 3f and 3g)	(315,270)	—
Net expenses	2,305,980	7,606,803
Net investment income (loss)	(60,972)	4,647,246
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers.	663,457	62,767,995
Non-controlled affiliates (Note 8)	—	(31,484,487)
Foreign currency transactions	(138,858)	(543,882)
Net realized gain (loss)	524,599	30,739,626
Net change in unrealized appreciation (depreciation) on:
Investments	406,482	40,202,552
Translation of other assets and liabilities
denominated in foreign currencies	(3,391)	9,722
Net change in unrealized appreciation (depreciation)	403,091	40,212,274
Net realized and unrealized gain (loss)	927,690	70,951,900
Net increase (decrease) in net assets resulting from operations	$866,718	$75,599,146

[a]Foreign taxes withheld on dividends	$432,293	$591,165

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN GLOBAL TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin International		Franklin International
	Growth Fund		Small Cap Growth Fund
	Six Months Ended		Six Months Ended
	January 31, 2017	Year Ended	January 31, 2017	Year Ended
	(unaudited)	July 31, 2016	(unaudited)	July 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(60,972)	$1,845,049	$4,647,246	$23,933,557
Net realized gain (loss)	524,599	(4,136,305)	30,739,626	99,132,581
Net change in unrealized appreciation
(depreciation)	403,091	(3,185,540)	40,212,274	(292,082,074)
Net increase (decrease) in net assets
resulting from operations	866,718	(5,476,796)	75,599,146	(169,015,936)
Distributions to shareholders from:
Net investment income:
Class A	(841,402)	(19,599)	(1,425,659)	(2,548,731)
Class C	—	—	(25,239)	(49,994)
Class R	(294)	(243)	(24,719)	(41,028)
Class R6	(527,530)	(635,959)	(5,916,833)	(7,578,966)
Advisor Class	(949,579)	(463,438)	(7,468,726)	(20,608,922)
Net realized gains:
Class A	—	—	(10,724,992)	(3,890,324)
Class C	—	—	(1,534,356)	(550,381)
Class R	—	—	(283,306)	(108,438)
Class R6	—	—	(29,674,221)	(8,026,305)
Advisor Class	—	—	(45,321,273)	(24,148,351)
Total distributions to shareholders	(2,318,805)	(1,119,239)	(102,399,324)	(67,551,440)
Capital share transactions: (Note 2)
Class A	(3,245,061)	(10,690,485)	(22,623,414)	(17,999,696)
Class C	(364,282)	(239,793)	(2,108,591)	(3,969,619)
Class R	6,193	(64,088)	(1,192,496)	(769,612)
Class R6	(74,096,206)	(13,351,970)	60,320,010	45,508,976
Advisor Class	(4,433,988)	(13,140,557)	(202,275,526)	(315,042,616)
Total capital share transactions	(82,133,344)	(37,486,893)	(167,880,017)	(292,272,567)
Net increase (decrease) in net assets	(83,585,431)	(44,082,928)	(194,680,195)	(528,839,943)
Net assets:
Beginning of period	410,364,217	454,447,145	1,408,139,457	1,936,979,400
End of period	$326,778,786	$410,364,217	$1,213,459,262	$1,408,139,457
Undistributed net investment income included in net
assets:
End of period	$—	$1,846,670	$—	$1,826,502
Distributions in excess of net investment income
included in net assets:
End of period	$(533,107)	$—	$(8,387,428)	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 35

FRANKLIN GLOBAL TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Franklin International Small Cap Growth Fund was closed to new investors with limited exceptions effective June 3, 2013.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of

36 Semiannual Report

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FRANKLIN GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statements of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2017, each Fund has

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Semiannual Report 37

FRANKLIN GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income and Deferred Taxes (continued)

determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

38 Semiannual Report

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FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin International		Franklin International
	Growth Fund		Small Cap Growth Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended January 31, 2017
Shares sold	1,605,975	$17,413,191	333,803	$5,759,025
Shares issued in reinvestment of distributions	21,796	231,036	734,002	11,839,446
Shares redeemed	(1,906,020)	(20,889,288)	(2,303,855)	(40,221,885)
Net increase (decrease)	(278,249)	$(3,245,061)	(1,236,050)	$(22,623,414)
Year ended July 31, 2016
Shares sold	2,126,119	$22,225,883	844,211	$15,571,525
Shares issued in reinvestment of distributions	537	5,630	342,934	6,292,827
Shares redeemed	(3,148,867)	(32,921,998)	(2,188,320)	(39,864,048)
Net increase (decrease)	(1,022,211)	$(10,690,485)	(1,001,175)	$(17,999,696)
Class C Shares:
Six Months ended January 31, 2017
Shares sold	65,760	$697,691	26,275	$446,464
Shares issued in reinvestment of distributions	—	—	91,684	1,467,863
Shares redeemed	(100,011)	(1,061,973)	(234,747)	(4,022,918)
Net increase (decrease)	(34,251)	$(364,282)	(116,788)	$(2,108,591)
Year ended July 31, 2016
Shares sold	180,338	$1,844,832	76,096	$1,398,430
Shares issued in reinvestment of distributions	—	—	31,063	565,353
Shares redeemed	(207,695)	(2,084,625)	(330,816)	(5,933,402)
Net increase (decrease)	(27,357)	$(239,793)	(223,657)	$(3,969,619)
Class R Shares:
Six Months ended January 31, 2017
Shares sold	1,796	$19,503	14,912	$260,978
Shares issued in reinvestment of distributions	28	294	19,026	308,025
Shares redeemed	(1,201)	(13,604)	(101,150)	(1,761,499)
Net increase (decrease)	623	$6,193	(67,212)	$(1,192,496)
Year ended July 31, 2016
Shares sold	7,433	$77,410	42,617	$782,563
Shares issued in reinvestment of distributions	23	244	8,123	149,466
Shares redeemed	(13,299)	(141,742)	(92,615)	(1,701,641)
Net increase (decrease)	(5,843)	$(64,088)	(41,875)	$(769,612)

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FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin International		Franklin International
	Growth Fund		Small Cap Growth Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended January 31, 2017
Shares sold	121,533	$1,338,681	5,015,106	$87,650,572
Shares issued in reinvestment of distributions	44,509	473,134	2,201,724	35,535,834
Shares redeemed	(7,013,843)	(75,908,021)	(3,575,823)	(62,866,396)
Net increase (decrease)	(6,847,801)	$(74,096,206)	3,641,007	$60,320,010
Year ended July 31, 2016
Shares sold	868,195	$8,780,940	4,556,506	$84,758,875
Shares issued in reinvestment of distributions	58,126	612,647	845,547	15,532,698
Shares redeemed	(2,170,008)	(22,745,557)	(2,956,009)	(54,782,597)
Net increase (decrease)	(1,243,687)	$(13,351,970)	2,446,044	$45,508,976
Advisor Class Shares:
Six Months ended January 31, 2017
Shares sold	797,356	$8,734,758	3,333,358	$57,711,984
Shares issued in reinvestment of distributions	6,201	65,975	3,058,640	49,397,037
Shares redeemed	(1,221,650)	(13,234,721)	(17,590,005)	(309,384,547)
Net increase (decrease)	(418,093)	$(4,433,988)	(11,198,007)	$(202,275,526)
Year ended July 31, 2016
Shares sold	2,405,030	$25,169,272	8,690,236	$159,644,505
Shares issued in reinvestment of distributions	2,228	23,461	2,273,840	41,770,430
Shares redeemed	(3,711,819)	(38,333,290)	(28,962,897)	(516,457,551)
Net increase (decrease)	(1,304,561)	$(13,140,557)	(17,998,821)	$(315,042,616)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Management Fees

Effective December 1, 2016, Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.760%	Up to and including $500 million
0.740%	Over $500 million, up to and including $1 billion
0.720%	Over $1 billion, up to and including $1.5 billion
0.700%	Over $1.5 billion, up to and including $6.5 billion
0.675%	Over $6.5 billion, up to and including $11.5 billion
0.655%	Over $11.5 billion, up to and including $16.5 billion
0.635%	Over $16.5 billion, up to and including $19 billion
0.615%	Over $19 billion, up to and including $21.5 billion
0.600%	In excess of $21.5 billion

Prior to December 1, 2016, Franklin International Growth Fund paid fees to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $500 million
0.850%	Over $500 million, up to and including $1 billion
0.800%	Over $1 billion, up to and including $1.5 billion
0.750%	Over $1.5 billion, up to and including $6.5 billion
0.725%	Over $6.5 billion, up to and including $11.5 billion
0.700%	Over $11.5 billion, up to and including $16.5 billion
0.690%	Over $16.5 billion, up to and including $19 billion
0.680%	Over $19 billion, up to and including $21.5 billion
0.670%	In excess of $21.5 billion

For the period ended January 31, 2017, the annualized effective investment management fee rate was 0.895% of the Fund’s average daily net assets.

Franklin International Small Cap Growth Fund pays an investment management fee to Advisers of 0.95% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin International Small Cap Growth Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund

Reimbursement Plans:
Class A.	0.35%	0.35%
Compensation Plans:
Class C.	1.00%	1.00%
Class R.	0.50%	0.50%

The Board has set the current rate at 0.25% per year for Class A shares, until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$8,667	$5,496
CDSC retained	$721	$733

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund

Transfer agent fees	$342,816	$376,724

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to August 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended January 31, 2017, certain or all Funds held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.15%	5,411,318	69,470,227	(66,934,868)	7,946,677	$7,946,677	$994	$ –	0.1%

g. Waiver and Expense Reimbursements

Effective December 1, 2016, FT Institutional and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin International Growth Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00% and Class R6 does not exceed 0.82% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2017. Prior to December 1, 2016, expenses for Class A, Class C, Class R and Advisor Class were limited to 1.19% and expenses for Class R6 were limited to 1.00%. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until November 30, 2017. For Franklin International Small Cap Growth Fund, there were no Class R6 transfer agent fees waived during the period ended January 31, 2017.

h. Other Affiliated Transactions

At January 31, 2017, one or more of the funds in Franklin Fund Allocator Series owned 24.5% of Franklin International Small Cap Growth Fund’s outstanding shares.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2016, the capital loss carryforwards were as follows:

Franklin
International
Growth Fund
Capital loss carryforwards:
Short term	$5,006,647
Long term	11,506,031
Total capital loss carryforwards	$16,512,678

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund

Cost of investments	$296,655,676	$1,256,613,858

Unrealized appreciation	$57,429,141	$142,714,151
Unrealized depreciation	(27,903,154)	(184,236,983)
Net unrealized appreciation (depreciation)	$29,525,987	$(41,522,832)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, were as follows:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund

Purchases	$64,959,767	$104,360,016
Sales.	$152,378,880	$345,696,221

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2017, certain or all Funds held investments in “affiliated companies” as follows:

	Number of				Number of
	Shares Held				Shares	Value at
	at Beginning	Gross		Gross	Held at End	End of	Investment	Realized
Name of Issuer	of Period	Additions		Reductions	of Period	Period	Income	Gain (Loss)
Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Aderans Co. Ltd	3,568,500	—		(3,568,500)	—	$—	$—	$(25,596,842)
Carpetright PLC	6,064,925	—		—	6,064,925	14,436,291	—	—
Clarkson PLC.	1,929,420	—		(68,200)	1,861,220	54,778,215	566,098	(1,084,350)
Diana Shipping Inc	7,909,500	—		—	7,909,500	32,745,330	—	—
Headlam Group PLC.	5,372,888	—		—	5,372,888	36,694,580	450,267	—
Irish Residential Properties REIT
PLC	31,125,000	—		(3,110,300)	28,014,700	35,077,318	—	(579,902)
Lar Espana Real Estate Socimi
SA	4,593,500	2,271,510	[a]	(507,800)	6,357,210	48,280,839	—	(3,036,675)
Lar Espana Real Estate Socimi
SA (interim line)	2,271,510	—		(2,271,510)[b]	—	—	—	—
Morgan Sindall Group PLC	2,498,900	—		(412,400)	2,086,500	—[c]	396,764	(1,186,718)
Total Affiliated Securities (Value is 18.3% of Net Assets)						$222,012,573	$1,413,129	$(31,484,487)

aGross addition was the result of a corporate action.
bGross reduction was the result of a corporate action.
cAs of January 31, 2017, no longer an affiliate.

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2017, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$318,234,986	$—	$	—[b]	$318,234,986
Short Term Investments	7,946,677	—		—	7,946,677
Total Investments in Securities	$326,181,663	$—		$—	$326,181,663

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,210,891,026	$—		$—	$1,210,891,026
Short Term Investments	—	4,200,000		—	4,200,000
Total Investments in Securities	$1,210,891,026	$4,200,000		$—	$1,215,091,026

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes securities determined to have no value at January 31, 2017.

11. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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INSTITUTIONAL

Semiannual Report
January 31, 2017

Franklin Emerging Market Debt Opportunities Fund

A SERIES OF FRANKLIN GLOBAL TRUST

Contents

Semiannual Report
Franklin Emerging Market Debt Opportunities Fund	2
Performance Summary	6
Your Fund's Expenses	8
Consolidated Financial Highlights and Consolidated
Statement of Investments	9
Consolidated Financial Statements	15
Notes to Consolidated Financial Statements	19
Shareholder Information	31

Semiannual Report

Franklin Emerging Market Debt Opportunities Fund

We are pleased to bring you Franklin Emerging Market Debt Opportunities Fund’s semiannual report for the period ended January 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks high total return through investing at least 80% of its net assets in debt securities of emerging market countries—mainly securities issued by sovereign and subsovereign government entities, but also including securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging market debt.

Performance Overview

The Fund delivered a +3.97% cumulative total return for the six months under review. In comparison, the Fund’s first benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global Diversified Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, had a total return of -0.50%,1 and the Fund’s second benchmark, the JPM Government Bond Index-Emerging Markets (GBI-EM) Broad Diversified Index (US$ Unhedged), which tracks local currency bonds issued in emerging markets, had a -1.43% total return.2 Also for comparison, the Fund’s third benchmark, the Bank of America Merrill Lynch (BofAML) Emerging Markets Corporate Plus (EMCB) Index (100% US$ Hedged), which tracks the performance of U.S. dollar-denominated and euro-denominated emerging market non-sovereign debt publicly issued within the major domestic and Eurobond markets, posted a +1.07% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.
**Includes securities determined to have no value at 1/31/17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Economic and Market Overview

The six-month period under review started with good omens for emerging market (EM) debt. Concerns about the impact of slowing world growth receded, economic data suggested that China’s slowdown was gradual rather than a hard landing, and monetary policy stayed dovish in both developed economies and emerging markets. Commodity prices stabilized, with oil

1. Source: Morningstar.
2. Source: J.P. Morgan.
The indexes are unmanaged and include reinvested interest. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of
Investments (SOI). The Consolidated SOI begins on page 10.

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FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND

more stable at around US$50 per barrel. EM bonds prospered in what many considered to be a favorable environment.

However, significant challenges appeared in the final quarter of 2016, mainly because of ripples caused by the U.S. Donald Trump’s surprise election victory as U.S. president raised hopes for greater fiscal stimulus, but also led to sharply higher U.S. Treasury yields, and many investors viewed his announcements on trade with caution. On the monetary front, the U.S. Federal Reserve finally went ahead with its second interest-rate hike in just over a decade. The U.S. dollar posted significant gains, with corresponding volatility among EM currencies. EM bonds surrendered the gains they had posted at the beginning of the period, but stabilized nearer the end of the year, as spreads compressed. Many emerging markets found some support from higher oil prices as the result of a November agreement among Organization of Petroleum Exporting Countries (OPEC) members.

Over the six-month period, 10-year U.S. Treasury yields—the pricing benchmark for U.S. dollar-denominated EM bonds—increased 99 basis points (bps) higher, to 2.45%, and EM sovereign risk spreads mostly narrowed. Hard currency-denominated EM sovereign bonds returned -0.50% during the period, as measured by the JPM EMBI Global Diversified Index.1 Local-currency sovereign EM bonds had a return of -1.43%, as measured by the JPM GBI-EM Broad Diversified Index (US$ Unhedged), undermined by a number of weaker EM currencies.2 U.S. dollar- and euro-denominated EM corporate bonds delivered a return of +1.07%, as measured by the BofAML EMCB Index (100% US$ Hedged), as corporate risk spreads narrowed significantly.1

Investment Strategy

Our portfolio construction process can be summarized in three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up, research-driven perspective. Since the portfolio is constructed through bottom-up, fundamental research and not relative to a benchmark index, there is no requirement to hold issues from any one country. The next decision is whether to take exposure in the form of “hard currency” or local currency instruments. Hard currencies are typically currencies of economically and politically stable industrialized nations. The last decision concerns security selection. This depends on a number of factors, including the type of the issue’s coupon (fixed or floating). We may seek to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge

Geographic Composition*
1/31/17
% of Total
Country	Net Assets
Ukraine	6.2
Brazil	5.3
Colombia	5.2
South Africa	4.5
Nigeria	4.5
Iraq	4.5
Angola	3.8
Argentina	3.6
Ghana	3.5
Venezuela	3.5
Russia	3.2
Chad	3.2
Azerbaijan	3.2
Mexico	3.0
Uruguay	2.8
EI Salvador	2.6
Armenia	2.2
Ethiopia	2.0
Seychelles	1.9
Georgia	1.9
Tunisia	1.9
Mongolia	1.8
Cameroon	1.8
Gabon	1.6
Other	15.4
Short-Term Investments & Other Net Assets	6.9

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors. May differ from the Consolidated SOI because percentages reflect the issuing country of the Fund’s long-term securities and include the effect of interest receivable balances.

(protect) against currency risk through the use of derivative currency transactions, including currency forward contracts.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

During the reporting period, the Fund delivered positive results and outperformed many categories of emerging market debt including hard currency-denominated sovereign bonds, local-currency sovereign bonds and U.S. dollar- and euro-denominated corporate bonds.

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FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND

The Fund’s position in U.S. dollar-denominated oil certificates issued by Venezuela was a major contributor during the period. State oil company Petróleos de Venezuela launched an offer to extend its short-term debt, which the Fund does not own. In our opinion, the possibility of the company defaulting on its debt could become less likely if the proposed exchange is successful. Helped by rising oil prices, the offer boosted the value of Venezuela’s other U.S.-dollar debt, including the certificates owned by the Fund, even though the country’s economy continued to languish.

Currency Composition*

1/31/17

% of Total
Currency	Net Assets
U.S. Dollar	77.3%
Colombian Peso	3.1%
Mexican Peso	3.0%
South African Rand	2.9%
Turkish Lira	2.9%
Uruguayan Peso	2.8%
Russian Ruble	2.1%
Ghanaian Cedi	1.7%
Kenyan Shilling	1.4%
Ugandan Shilling	1.4%
Indian Rupee	0.6%
Azerbaijan Manat	0.4%
Brazilian Real	0.4%
Peruvian Nuevo Sol	0.3%
Japanese Yen**	–
Euro	-0.3%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors. Percentages may differ from the
Consolidated SOI due to the underlying currency exposure on pass-through notes and currency forward contracts and include the effect of interest receivable balances.
**Rounds to less than 0.1% of total net assets.

The Fund’s holdings of Iraqi sovereign U.S.-dollar debt also contributed to returns. In July, the International Monetary Fund approved a US$5.3 billion package to support the country, and an agreement among OPEC members reached in late November lifted oil prices to their highest level for the year. At the end of 2016, some reports indicated that Iraq was exporting record amounts of oil from its southern ports.

U.S.-dollar bonds issued by Ukrainian mining company Ferrexpo also lifted the Fund’s results, based on rising prices for iron ore. The company reported strong results for the first half of 2016, thanks to operational improvements, favorable fuel prices and the lower Ukrainian hryvnia. The company also paid down its bank debt in the first half of 2016, and hinted at the availability of further bank loans by the time its 50% repayment on the outstanding bond falls due, in April 2018.

Top 10 Holdings*

1/31/17

Issue	% of Total
Sector, Country	Net Assets
Government of Angola**	3.8%
Loan Participations & Assignments, Angola
Government of Venezuela***	3.5%
Foreign Government & Agency Securities, Venezuela
Societe des Hydrocarbures du Tchad	3.2%
Loan Participations & Assignments, Chad
Government of Iraq****	2.9%
Foreign Government & Agency Securities, Iraq
Government of South Africa	2.9%
Foreign Government & Agency Securities, South Africa
Government of Uruguay	2.8%
Foreign Government & Agency Securities, Uruguay
Government of El Salvador	2.6%
Foreign Government & Agency Securities, El Salvador
SSB No. 1 PLC (OJSC State Savings Bank of Ukraine)	2.2%
Loan Participations & Assignments, Ukraine
Fidelity Bank PLC	2.1%
Quasi-Sovereign & Corporate Bonds, Nigeria
Government of Russia	2.1%
Quasi-Sovereign & Corporate Bonds, Russia

*May differ from the Consolidated SOI because percentages include the effect of interest receivable balances.
**Includes foreign government and agency securities.
***Includes warrants.
****Includes loan participations and assignments.

The Fund’s exposure to the Turkish lira was a major detractor from returns during the period. The country’s economy shrank in the third quarter of 2016, and the Turkish government’s crackdown after July’s failed military coup triggered a series of downward steps in the lira’s value. At the same time, Turkey’s security situation deteriorated as a result of multiple terrorist attacks, and political wrangling continued over a new constitution and over Kurdish representation in parliament.

The Fund’s holding of Salvadoran U.S.-dollar bonds also detracted from performance, as the country’s fiscal situation continued to deteriorate. In addition, benchmark U.S. Treasury yields rose substantially, and then-U.S. President-elect Trump’s threats to reduce imports from Latin America, intercept foreign workers’ remittances and limit immigration into the U.S.

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FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND

hampered investors’ expectations for El Salvador’s economy. Over the course of the review period, credit rating agencies Moody’s Investors Service cut El Salvador’s sovereign rating from Ba3 to B3 and Standard & Poor’s downgraded El Salvador from B+ to B-.

The Fund’s exposure to the Mexican peso detracted from returns as well. Higher U.S. Treasury yields undermined investor expectations for emerging market bonds worldwide, and many investors consider the liquid Mexican peso the most straightforward way to express that view. President Trump’s announcements about trade, immigration and remittances also damaged investor projections for the Mexican economy.

We thank you for your confidence in Franklin Emerging Market Debt Opportunities Fund and hope to serve your investment needs at the highest level of expectations.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND

Performance Summary as of January 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 1/31/17[1]
	Cumulative	Average Annual
	Total Return[2]	Total Return[3]
6-Month	+3.97%	+3.97%
1-Year	+17.39%	+17.39%
5-Year	+27.18%	+4.93%
10-Year	+91.68%	+6.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at

(800) 321-8563.

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
With Waiver	Without Waiver
1.01%	1.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. In addition, interest rate movements will affect the Fund’s share price and yield. Prices of debt securities generally move in the opposite direction of interest rates.
Thus, as prices of debt securities in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction, a waiver related to the management fee paid by a Fund subsidiary and a fee waivers associated with any investments it makes in a
Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/17. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Fund-Level		Fund-Level
		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]

$1,000	$1,039.70	$5.14	$1,020.16	$5.09	1.00%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.76	$10.72	$12.35	$12.06	$12.33	$12.80
Income from investment operations[a]:
Net investment income[b]	0.40	0.89	0.87	0.87	0.83	0.90
Net realized and unrealized gains (losses)	0.03	(0.26)	(1.53)	0.04	(0.04)	(0.51)
Total from investment operations	0.43	0.63	(0.66)	0.91	0.79	0.39
Less distributions from:
Net investment income.	—	(0.59)	(0.91)	(0.58)	(0.89)	(0.70)
Net realized gains	(0.08)	—	(0.06)	(0.04)	(0.17)	(0.16)
Total distributions	(0.08)	(0.59)	(0.97)	(0.62)	(1.06)	(0.86)
Net asset value, end of period	$11.11	$10.76	$10.72	$12.35	$12.06	$12.33

Total return[c]	3.97%	6.41%	(5.16)%	7.82%	6.40%	3.73%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.08%	1.06%	1.05%	1.10%	1.07%	1.09%
Expenses net of waiver and payments by
affiliates	1.00%[e]	1.00%[e]	1.00%[e]	1.00%[e]	1.00%[e]	1.00%
Net investment income	7.27%	8.70%	7.78%	7.29%	6.63%	7.52%

Supplemental data
Net assets, end of period (000’s)	$505,130	$552,835	$713,575	$630,597	$568,794	$464,714
Portfolio turnover rate	14.14%	21.61%	17.56%	29.70%	30.95%	33.17%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST

Consolidated Statement of Investments, January 31, 2017 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
		Country/
		Organization	Warrants		Value

Warrants 2.7%
[a] Central Bank of Nigeria, wts., 11/15/20		Nigeria	64,000		$5,312,000
[b,c,d] Government of Ukraine, Reg S, VRI, GDP Linked Security,
5/31/40		Ukraine	7,700,000		2,277,853
[a] Government of Venezuela, Oil Value Recovery wts., 4/15/20		Venezuela	925,920		6,249,960
Total Warrants (Cost $31,791,416)					13,839,813

			Principal
			Amount*

Quasi-Sovereign and Corporate Bonds 33.1%
Banks 7.5%
[e,f] Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24		Kazakhstan	136,566		1,366
[e] BGEO Group JSC, senior note, 144A, 6.00%, 7/26/23		Georgia	3,000,000		3,052,500
[e] Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18		Nigeria	12,100,000		10,648,000
[c] International Bank of Azerbaijan OJSC, senior note, Reg S,
5.625%, 6/11/19		Azerbaijan	10,500,000		10,540,740
[e] National Savings Bank, senior note, 144A, 8.875%, 9/18/18		Sri Lanka	4,000,000		4,278,480
[f,g,h] Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, zero cpn., 2/05/09		Ghana	8,000,000		9,409,308
					37,930,394
Building Products 1.9%
[e] St. Marys Cement Inc., senior bond, 144A, 5.75%, 1/28/27		Brazil	4,600,000		4,525,779
[e] Tecnoglass Inc., senior note, 144A, 8.20%, 1/31/22		Colombia	5,000,000		4,975,000
					9,500,779
Chemicals 0.9%
[e] Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22		Brazil	4,200,000		4,363,212
Commercial Services & Supplies 0.8%
[c] Red de Carreteras de Occidente Sapib de CV, senior secured
bond, Reg S, 9.00%, 6/10/28		Mexico	90,000,000	MXN	4,108,448
Diversified Financial Services 3.8%
[e] 01 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21		Russia	5,400,000		5,332,500
[e] Fideicomiso PA Costera,
senior bond, 144A, 6.75%, 1/15/34		Colombia	2,000,000		1,895,760
[i] senior secured bond, B, 144A, Index Linked, 6.25%,
1/15/34	.	Colombia	10,000,679,138	COP	3,333,844
[a,j,k,l] Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual		Bermuda	442,486		442,486
[e] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
7/06/24		Brazil	8,182,452		8,100,628
					19,105,218
Diversified Telecommunication Services 3.2%
[c] Empresa de Telecommunicaciones de Bogota SA, senior note,
Reg S, 7.00%, 1/17/23		Colombia	27,200,000,000	COP	7,093,893
[e] MTN(Mauritius) Investments Ltd., 144A, 4.755%, 11/11/24		South Africa	7,500,000		7,090,800
[c,g] Oi SA, senior note, Reg S, 9.75%, 9/15/16		Brazil	26,100,000	BRL	1,749,830
					15,934,523
Food & Staples Retailing 1.5%
[e] JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24		Brazil	7,300,000		7,681,607
Industrial Conglomerates 1.0%
[e] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20		Turkey	5,000,000		5,090,125

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Quasi-Sovereign and Corporate Bonds (continued)
Metals & Mining 1.7%
[e] Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19.	Ukraine	8,000,000		$8,354,280
Municipal Bonds 4.5%
[c] Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28	Colombia	14,600,000,000	COP	5,121,299
Province of Salta Argentina,
[e] senior secured note, 144A, 9.50%, 3/16/22	Argentina	2,780,100		2,998,338
[c] senior secured note, Reg S, 9.50%, 3/16/22	Argentina	3,900,789		4,207,001
[e] Provincia de Neuquen Argentina, senior secured bond, 144A,
8.625%, 5/12/28	Argentina	9,913,000		10,510,506
				22,837,144
Oil, Gas & Consumable Fuels 3.2%
[e] Georgian Oil and Gas Corp JSC, senior note, 144A, 6.75%,
4/26/21	Georgia	6,000,000		6,334,020
Petroleum Co. of Trinidad and Tobago Ltd.,
[e] senior bond, 144A, 6.00%, 5/08/22	Trinidad and Tobago	3,620,833		3,542,605
[c] senior bond, Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,191,667		1,165,921
[c] State Oil Co., Government of Azerbaijan, senior note, Reg S,
4.75%, 3/13/23	Azerbaijan	5,402,000		5,248,043
				16,290,589
Road & Rail 1.2%
[e] Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%,
7/10/42	Kazakhstan	6,250,000		6,326,563
Specialty Retail 0.2%
[e,g,m] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	862,441
Textiles, Apparel & Luxury Goods 1.0%
[e] Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21	Indonesia	5,000,000		5,267,975
Wireless Telecommunication Services 0.7%
[e] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Colombia	3,536,000		3,708,380
Total Quasi-Sovereign and Corporate Bonds
(Cost $179,164,206)				167,361,678

[n] Loan Participations and Assignments 17.6%
[e] Ardshininvestbank CJSC, senior note, 144A, 12.00%, 7/29/20	Armenia	6,620,000		6,454,500
[c,g] Credit Suisse First Boston International (City of Kyiv), secured
bond, Reg S, 8.00%, 11/06/15	Ukraine	11,975,000		9,580,000
[l,o] Development Bank of South Africa Ltd. (Government of Angola),
Tranche 2, senior note, FRN, 7.57%, 12/20/23	Angola	10,412,500		9,725,681
Tranche 3B, senior note, FRN, 7.57%, 12/20/23	Angola	9,800,000		9,153,582
[l,o] Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 4.865%,
8/02/21	Ethiopia	9,300,000		8,487,502
[c] FBN Finance Co. BV, (First Bank of Nigeria Ltd.), sub. note, Reg
S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	7,800,000		6,532,500
[l,o] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.563%, 1/01/28	Iraq	272,563,694	JPY	1,567,361
[l,o] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
1/01/28	Iraq	477,002,974	JPY	2,742,977
[g,l] NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*			Value

[n] Loan Participations and Assignments (continued)
[e] Oilflow SPV 1 DAC (Kurdistan Regional Government), secured
note, 144A, 12.00%, 1/13/22	Iraq	7,600,000			$7,662,966
[l,o] Societe des Hydrocarbures du Tchad, Tranche 4, FRN, 7.848%,
12/30/22	Chad	16,609,437			16,136,068
[e] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior
note, 144A, 9.625%, 3/20/25	Ukraine	11,000,000			10,600,755
Total Loan Participations and Assignments
(Cost $95,400,103)					88,643,892

Foreign Government and Agency Securities
38.3%
Banque Centrale de Tunisie International Bond,
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000		JPY	4,344,971
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000		JPY	4,814,160
[c] Ethiopia International Bond, Reg S, 6.625%, 12/11/24	Ethiopia	1,800,000			1,627,506
[e] Government of Armenia, 144A, 7.15%, 3/26/25	Armenia	4,500,000			4,725,000
[o] Government of Bosnia & Herzegovina,
FRN, 0.563%, 12/11/17	Bosnia and Herzegovina	700,000		DEM	368,937
[c] senior bond, B, Reg S, FRN, 0.563%, 12/11/21.	Bosnia and Herzegovina	14,642,500		DEM	6,808,265
[e] Government of Cameroon, senior note, 144A, 9.50%, 11/19/25	Cameroon	8,200,000			8,866,250
[e] Government of Egypt, senior note, 144A, 7.50%, 1/31/27	Egypt	1,400,000			1,403,500
[c] Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35 .	El Salvador	14,800,000			13,072,174
[e] Government of Gabon, 144A, 6.95%, 6/16/25	Gabon	8,700,000			8,109,140
Government of Ghana,
25.40%, 7/31/17	Ghana	11,250,000		GHS	2,644,672
23.00%, 8/21/17	Ghana	12,450,000		GHS	2,898,945
24.75%, 7/19/21	Ghana	8,840,000		GHS	2,395,477
[e] Government of Grenada, senior bond, 144A, 7.00%, 5/12/30	Grenada	10,682,170			5,928,604
[c] Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	12,600,000			10,496,430
Government of Jamaica, senior bond, 7.875%, 7/28/45	Jamaica	5,000,000			5,580,400
[p] Government of Mexico, senior note, M, 5.00%, 12/11/19.	Mexico	694,000	[q]	MXN	3,168,070
[c] Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000			9,143,295
Government of Russia, 7.50%, 3/15/18.	Russia	637,000,000		RUB	10,527,936
[c] Government of Seychelles, senior bond, Reg S, 7.00% to
1/01/18, 8.00% thereafter, 1/01/26	Seychelles	9,450,000			9,473,625
Government of South Africa,
8.00%, 12/21/18	South Africa	121,900,000		ZAR	9,064,245
[p] 7.00%, 2/28/31	South Africa	87,700,000		ZAR	5,370,316
Government of Uganda,
16.75%, 2/23/17	Uganda	5,474,500,000		UGX	1,530,385
10.75%, 2/22/18	Uganda	2,200,000,000		UGX	591,443
16.125%, 3/22/18	Uganda	4,420,000,000		UGX	1,253,945
14.625%, 11/01/18	Uganda	1,294,800,000		UGX	359,597
13.75%, 6/13/19	Uganda	10,750,000,000		UGX	2,915,311
[i] Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37	Uruguay	476,779,650		UYU	14,097,953
[c] Government of Venezuela,
Reg S, 6.00%, 12/09/20	Venezuela	12,800,000			6,787,200
senior bond, Reg S, 7.65%, 4/21/25	Venezuela	9,000,000			4,241,250
International Finance Corp.,
senior note, 6.45%, 10/30/18	Supranational[r]	200,000,000		INR	2,991,661
[f] senior note, 10.25%, 12/05/18	Supranational[r]	3,407,800		AZN	1,758,562
Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	776,100,000		KES	6,924,337

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*			Value
Foreign Government and Agency
Securities (continued)
[c] Mestenio Ltd., secured note, Reg S, 8.50%, 1/02/20	Dominican Republic	1,920,000			$2,035,200
[i] Mexican Udibonos,
Index Linked, 4.50%, 12/04/25	Mexico	373,465	[s]	MXN	1,979,087
Index Linked, 4.00%, 11/15/40	Mexico	1,207,444	[s]	MXN	5,942,569
[e,g] Mozambique International Bond, senior note, 144A, 10.50%,
1/18/23	Mozambique	8,664,000			5,288,376
[e] Peruvian Government International Bond, senior bond, 144A,
6.35%, 8/12/28	Peru	4,600,000		PEN	1,434,916
[e] Republic of Suriname, senior note, 144A, 9.25%, 10/26/26	Suriname	2,500,000			2,528,779
Total Foreign Government and Agency
Securities (Cost $220,000,442)					193,492,489

		Shares
Common Stocks (Cost $—) 0.0%
[b,f] Astana Finance JSC, GDR, 144A	Kazakhstan	193,625			—

		Units
Private Limited Partnership Fund
(Cost $4,600,000) 0.1%
Diversified Financial Services 0.1%
[a,b,l,t] Global Distressed Alpha Fund III LP	Bermuda	4,424,861			365,356
Total Investments before Short Term
Investments (Cost $530,956,167)					463,703,228

		Principal
		Amount*
Short Term Investments 5.4%
Foreign Government and Agency Securities
(Cost $16,046,663) 2.8%
Turkey Government Bond, 9.00%, 3/08/17.	Turkey	53,300,000		TRY	14,108,878
Total Investments before Money Market Funds
(Cost $547,002,830)					477,812,106

		Shares
Money Market Funds (Cost $13,112,865) 2.6%
[u,v] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	13,112,865			13,112,865
Total Investments (Cost $560,115,695) 97.2%					490,924,971
Other Assets, less Liabilities 2.8%					14,205,120
Net Assets 100.0%.					$505,130,091

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Semiannual Report 13

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $121,310,473, representing 24.0% of net assets.
dThe principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $181,277,495, representing 35.9% of net assets.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2017, the aggregate value of these securities was $11,169,236, representing 2.2% of net assets.
gSee Note 7 regarding defaulted securities.
hRepresents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
iPrincipal amount of security is adjusted for inflation. See Note 1(i).
jPerpetual security with no stated maturity date.
kIncome may be received in additional securities and/or cash.
lSee Note 9 regarding restricted securities.
mAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
nSee Note 1(f) regarding loan participations and assignments.
oThe coupon rate shown represents the rate at period end.
pA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
qPrincipal amount is stated in 100 Mexican Peso Units.
rA supranational organization is an entity formed by two or more central governments through international treaties.
sPrincipal amount is stated in Unidad de Inversion Units.
tThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
uSee Note 3(d) regarding investments in affiliated management investment companies.
vThe rate shown is the annualized seven-day yield at period end.

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	3,000,000	$3,237,060	3/06/17	$—	$(5,232)
Euro	MSCO	Sell	3,000,000	3,236,370	3/06/17	—	(5,922)
Euro	RBCCM	Sell	2,800,000	3,019,794	3/06/17	—	(6,345)
Japanese Yen	CITI	Sell	1,079,608,600	9,450,124	3/06/17	—	(118,695)
Japanese Yen	MSCO	Sell	500,000,000	4,401,215	3/06/17	—	(30,400)
Japanese Yen	RBCCM	Sell	560,000,000	4,930,554	3/06/17	—	(32,855)
Total Forward Exchange Contracts						$—	$(199,449)
Net unrealized appreciation (depreciation)							$(199,449)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 30.

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FRANKLIN GLOBAL TRUST

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
January 31, 2017 (unaudited)

Franklin Emerging Market Debt Opportunities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$547,002,830
Cost - Non-controlled affiliates (Note 3d)	13,112,865
Total cost of investments	$560,115,695
Value - Unaffiliated issuers	$477,812,106
Value - Non-controlled affiliates (Note 3d)	13,112,865
Total value of investments	490,924,971
Cash	2,179,810
Restricted Cash (Note 1e)	90,000
Foreign currency, at value (cost $5,582,326)	5,619,212
Receivables:
Investment securities sold	5,694,224
Capital shares sold	64,443
Interest.	6,806,161
Other assets	9
Total assets	511,378,830
Liabilities:
Payables:
Investment securities purchased	5,323,323
Capital shares redeemed	94,306
Management fees	418,837
Transfer agent fees	3,756
Due to brokers	90,000
Unrealized depreciation on OTC forward exchange contracts	199,449
Deferred tax	21,774
Accrued expenses and other liabilities	97,294
Total liabilities	6,248,739
Net assets, at value	$505,130,091
Net assets consist of:
Paid-in capital	$581,063,426
Undistributed net investment income	4,062,609
Net unrealized appreciation (depreciation)	(69,439,102)
Accumulated net realized gain (loss)	(10,556,842)
Net assets, at value	$505,130,091
Shares outstanding	45,451,348
Net asset value and maximum offering price per share	$11.11

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FRANKLIN GLOBAL TRUST
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended January 31, 2017 (unaudited)

Franklin Emerging Market Debt Opportunities Fund

Investment income:
Dividends:
Unaffiliated issuers	$960,000
Non-controlled affiliates (Note 3d)	3,042
Interest (net of foreign taxes of $115,096)	19,113,663
Inflation principal adjustments	1,732,108
Total investment income	21,808,813
Expenses:
Management fees (Note 3a)	2,624,795
Transfer agent fees (Note 3c)	14,333
Custodian fees (Note 4)	66,486
Reports to shareholders	7,425
Registration and filing fees	28,639
Professional fees.	103,031
Trustees’ fees and expenses.	11,733
Other	9,939
Total expenses	2,866,381
Expense reductions (Note 4)	(3,477)
Expenses waived/paid by affiliates (Note 3d and 3e)	(230,045)
Net expenses	2,632,859
Net investment income	19,175,954
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(6,218,511)
Foreign currency transactions	(730,024)
Net realized gain (loss)	(6,948,535)
Net change in unrealized appreciation (depreciation) on:
Investments	6,594,202
Translation of other assets and liabilities
denominated in foreign currencies	1,966,601
Change in deferred taxes on unrealized appreciation	(15,578)
Net change in unrealized appreciation (depreciation)	8,545,225
Net realized and unrealized gain (loss)	1,596,690
Net increase (decrease) in net assets resulting from operations	$20,772,644

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	FRANKLIN GLOBAL TRUST
	CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Emerging Market Debt Opportunities Fund

	Six Months Ended
	January 31, 2017	Year Ended
	(unaudited)	July 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$19,175,954	$51,310,295
Net realized gain (loss)	(6,948,535)	(31,156,241)
Net change in unrealized appreciation (depreciation)	8,545,225	2,002,903
Net increase (decrease) in net assets resulting from operations.	20,772,644	22,156,957
Distributions to shareholders from:
Net investment income	—	(36,997,804)
Net realized gains	(3,393,270)	—
Total distributions to shareholders	(3,393,270)	(36,997,804)
Capital share transactions (Note 2)	(65,083,869)	(145,899,867)
Net increase (decrease) in net assets.	(47,704,495)	(160,740,714)
Net assets:
Beginning of period	552,834,586	713,575,300
End of period	$505,130,091	$552,834,586
Undistributed net investment income (loss) included in net assets:
End of period	$4,062,609	$—
Distributions in excess of net investment income included in net assets:
End of period	$—	$(15,113,345)

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FRANKLIN GLOBAL TRUST
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Cash Flows
for the six months ended January 31, 2017 (unaudited)

Franklin Emerging Market Debt Opportunities Fund

Cash flow from operating activities:
Dividends, interest and other income received	$19,744,561
Operating expenses paid	(2,622,290)
Purchases of long-term investments.	(65,358,544)
Cash on deposit with brokers	1,770,000
Realized loss on foreign currency transactions.	(730,024)
Sales and maturities of long-term investments	120,799,360
Net purchases of short-term investments	(8,680,942)
Cash provided - operating activities	64,922,121
Cash flow from financing activities:
Proceeds from shares sold	62,886,009
Payment of shares redeemed	(121,100,333)
Cash distributions to shareholders	(135,969)
Cash used - financing activities	(58,350,293)
Net increase (decrease) in cash	6,571,828
Cash, restricted cash (Note 1e) and foreign currency at beginning of period	1,317,194
Cash, restricted cash (Note 1e) and foreign currency at end of period	$7,889,022

Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash Provided by Operating Activities
for the six months ended January 31, 2017 (unaudited)

Net increase (decrease) in net assets resulting from operating activities	$20,772,644
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income	(3,300,742)
Reinvested dividends from non-controlled affiliates	(3,042)
Other investment transactions	(45,980)
Decrease in dividends and interest receivable and other assets	1,285,512
Increase in receivable for investments sold.	(5,694,224)
Increase in payable for investments purchased	5,323,323
Increase in affiliates, accrued expenses, and other liabilities.	10,569
Decrease in cost of investments	53,349,286
Decrease in unrealized depreciation on investments	(8,545,225)
Decrease in cash on deposit with broker	1,770,000
Net cash provided by operating activities	$64,922,121
Noncash financing activities - reinvestment of dividends	$3,257,301

18 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. ftinstitutional.com

FRANKLIN GLOBAL TRUST

Notes to Consolidated Financial Statements (unaudited)

Franklin Emerging Market Debt Opportunities Fund

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Emerging Market Debt Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the

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Semiannual Report 19

FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an

20 Semiannual Report

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FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At January 31, 2017, the Fund had OTC derivatives in a net liability position of $160,249.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Consolidated Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

e. Restricted Cash

At January 31, 2017, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

f. Loan Participations and Assignments

The Fund may invest in debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which

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Semiannual Report 21

FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Loan Participations and Assignments (continued)

may have varying terms and carry different associated risks. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees only from the lender selling the loan and only upon receipt of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan.

g. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)

The Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2017, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FT Subsidiary. All intercompany transactions and balances have been eliminated. At January 31, 2017, the net assets of the FT Subsidiary were $14,145,980, representing 2.8% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

h. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or

22 Semiannual Report

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FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

principal redemption value will be included as inflation principal adjustments in the Consolidated Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

2. Shares of Beneficial Interest

Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2017		July 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	4,781,638	$52,443,206	5,756,631	$59,886,896
Shares issued in reinvestment of distributions	299,660	3,257,301	3,650,364	35,810,070
Shares redeemed	(11,008,489)	(120,784,376)	(24,573,528)	(241,596,833)
Net increase (decrease)	(5,927,191)	$(65,083,869)	(15,166,533)	$(145,899,867)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Semiannual Report 23

FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

3.	Transactions with Affiliates (continued)
a.	Management Fees

The Fund and FT Subsidiary pay an investment management fee to FTIML based on the average daily net assets of each of the Fund and FT Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $500 million
0.900%	Over $500 million, up to and including $1 billion
0.850%	In excess of $1 billion

For the period ended January 31, 2017, the annualized effective management fee rate was 0.996% of the Fund’s average daily net assets.

Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.

b. Administrative Fees

Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund’s and FT Subsidiary’s average daily net assets, and is not an additional expense of the Fund or FT Subsidiary.

c. Transfer Agent Fees

The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties.

For the period ended January 31, 2017, the Fund paid transfer agent fees of $14,333, of which $12,654 was retained by Investor Services.

d. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to August 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended January 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	20,493,180	127,093,313	(134,473,628)	13,112,865	$13,112,865	$3,042	$ –	0.1%

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FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

e. Waiver and Expense Reimbursements

FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2016, the Fund had long-term capital loss carryforwards of $238,557.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At July 31, 2016, the Fund deferred late-year ordinary losses of $16,243,879.

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$538,587,183

Unrealized appreciation	$40,942,403
Unrealized depreciation	(88,604,615)
Net unrealized appreciation (depreciation)	$(47,662,212)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, foreign currency transactions, commodity-based derivatives and inflation related adjustments on foreign securities.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, aggregated $70,681,867 and $126,493,584, respectively.

7. Credit Risk and Defaulted Securities

At January 31, 2017, the Fund had 84.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2017, the aggregate value of these securities was $26,889,955, representing 5.3% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of Investments.

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Semiannual Report 25

FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2017, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal
Amount*/			Acquisition
Units		Issuer	Dates	Cost	Value
10,412,500		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 7.57%, 12/20/23	12/16/13	$10,412,500	$9,725,681
9,800,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 7.57%, 12/20/23	6/06/14	9,800,000	9,153,582
9,300,000		Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 4.865%,
		8/02/21	8/04/14 - 1/15/16	8,797,978	8,487,502
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	365,356
442,486		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16	442,486	442,486
272,563,694	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.563%, 1/01/28.	10/16/07 - 1/06/11	1,611,211	1,567,361
477,002,974	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
		1/01/28	7/19/07 - 1/06/11	2,715,531	2,742,977
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
16,609,437		Societe des Hydrocarbures du Tchad, Tranche 4, FRN,
		7.848%, 12/30/22	10/03/16	16,155,659	16,136,068
		Total Restricted Securities (Value is 9.6% of Net Assets)		$57,671,121	$48,621,013

*In U.S. dollars unless otherwise indicated.

10. Other Derivative Information

At January 31, 2017, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Consolidated Statement of		Consolidated Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC	$—	Unrealized depreciation on OTC	$199,449
	forward exchange contracts		forward exchange contracts
Value recovery instruments.	Investments in securities, at value	2,277,853	Investments in securities, at value	—
Totals		$2,277,853		$199,449

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

For the period ended January 31, 2017, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss) for	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Foreign exchange contracts	Foreign currency transactions	$(399,509)[a]	Translation of other assets and	$2,013,036	[a]
			liabilities denominated in
			foreign currencies
Value recovery instruments	Investments	—	Investments	1,103
Totals		$(399,509)		$2,014,139

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

For the period ended January 31, 2017, the average month end fair value of derivatives represented 0.2% of average month end net assets. The average month end number of open derivative contracts for the period was 7.

See Note 1(d) regarding derivative financial instruments.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended January 31, 2017, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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Semiannual Report 27

FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

12. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Warrants	$—	$13,839,813	$—		$13,839,813
Quasi-Sovereign and Corporate Bonds	—	157,508,518	9,853,160		167,361,678
Loan Participations and Assignments	—	40,830,721	47,813,171	[a]	88,643,892
Foreign Government and Agency Securities	—	191,733,927	1,758,562		193,492,489
Common Stocks	—	—	—[a]		—
Private Limited Partnership Fund.	—	—	365,356		365,356
Short Term Investments	13,112,865	14,108,878	—		27,221,743
Total Investments in Securities	$13,112,865	$418,021,857	$59,790,249		$490,924,971

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$199,449	$—		$199,449

aIncludes securities determined to have no value at January 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At January 31, 2017, the reconciliation of assets, is as follows:

													Net Change in
													Unrealized
													Appreciation
									Net	Net			(Depreciation)
	Balance at					Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of					Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases		Sales	Level 3	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period		Period End
Assets:
Investments in Securities:
Quasi-Sovereign and
Corporate Bonds	$9,013,227		$442,486	$	– $	–	$–	$ –	$ –	$397,447	$9,853,160		$397,447
Loan Participations and
Assignments	33,026,695	[b]	16,515,500	(2,129,213)		–	–	272,216	211	127,762	47,813,171	[b]	127,762
Foreign Government and
Agency Securities	–		–		–	1,758,562	–	–	–	–	1,758,562		–
Private Limited Partnership
Fund	568,829		–		–	–	–	–	–	(203,473)	365,356		(203,473)
Total Investments in
Securities	$42,608,751		$16,957,986	$(2,129,213) $1,758,562			$–	$272,216	$211	$321,736	$59,790,249		$321,736
[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[b]Includes securities determined to have no value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2017, are as follows:

						Impact to Fair
	Fair Value at				Amount/	Value if Input
Description	End of Period		Valuation Technique	Unobservable Inputs	Range	Increases[a]
Assets:
Investments in
Securities:
Quasi-Sovereign	$9,409,308		Probability Weighted	Free Cash Flow	$0.0-$15.8 (mil)	Increase[c]
and Corporate			Discounted Cash Flow
Bonds.			Model[b]
				Discount rate	3.6%	Decrease
				Time to settlement	9 months	Increase[d]
			Market Comparables	Discount for lack of marketability	30%	Decrease[c]

Loan Participations	31,677,103		Consensus Pricing	Weighted average of offered quotes	60.34-69.33	JPY Increase[e]
and Assignments .
			Discounted Cash Flow	Free Cash Flow	$37.3 (mil)	Increase[c]
			Model

				Discount rate	8.8%-11.0%	Decrease
All Other	18,703,838	[g]
Investments[f]

Total	$59,790,249

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bAs noted in the Consolidated Statement of Investments, this security represents Ghanaian court claims filed against the National Investment Bank of Ghana. The valuation of these claims is based on principal plus 11% simple interest commencing on default date, and is adjusted for several probability weighted outcomes arising from the legal proceedings. Considerations include the receipt and form of payment and related timing. There is uncertainty due to the risk of adverse litigation, political and economic conditions, and timing of the payment. Actual results could differ from management’s estimates and these differences could be material.
cRepresents a significant impact to fair value and net assets.
dImpact to fair value takes into consideration accrual of interest as indicated above.
eRepresents a significant impact to fair value but not net assets.
fIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
gIncludes securities determined to have no value at January 31, 2017.

13. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s consolidated financial statements and related disclosures.

14. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

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Semiannual Report 29

FRANKLIN GLOBAL TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
CITI	Citibank N.A.	AZN	Azerbaijan Manat	FRN	Floating Rate Note
MSCO	Morgan Stanley	BRL	Brazilian Real	GDP	Gross Domestic Product
RBCCM	Royal Bank of Canada	CHF	Swiss Franc	GDR	Global Depositary Receipt
		COP	Colombian Peso	PIK	Payment-In-Kind
		DEM	Deutsche Mark	PTN	Pass-through Note
		EUR	Euro	VRI	Value Recovery Instruments
		GHS	Ghanaian Cedi
		INR	Indian Rupee
		JPY	Japanese Yen
		KES	Kenyan Shilling
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		RUB	Russian Ruble
		TRY	Turkish Lira
		UGX	Ugandan Shilling
		UYU	Uruguayan Peso
		ZAR	South African Rand

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FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Consolidated Statement of
Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
January 31, 2017

Franklin Global Listed Infrastructure Fund

A SERIES OF FRANKLIN GLOBAL TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Global Listed Infrastructure Fund	3
Performance Summary	8
Your Fund's Expenses	10
Financial Highlights and Statement of Investments	11
Financial Statements	19
Notes to Financial Statements	23
Shareholder Information	30

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Franklin Global Listed Infrastructure Fund

This semiannual report for Franklin Global Listed Infrastructure Fund covers the period ended January 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return consisting of income and capital appreciation by investing, under normal market conditions, predominantly in infrastructure related companies globally, as defined in the Fund’s prospectus.

Performance Overview

For the period under review, the Fund’s Class A shares had a -4.51%% cumulative total return. In comparison, the Standard & Poor’s (S&P) Global Infrastructure Index, which tracks performance of stocks of large infrastructure companies around the world, had a -2.82% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2016’s fourth quarter, though at a slower pace compared to the third quarter. Strength in consumer spending, private inventory investment, residential and non-residential fixed investments, and state and local government spending was partially offset by declines in net exports and federal government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 4.9% in July 2016 to 4.8% at period-end.2 Annual inflation, as measured by the Consumer Price Index, ended the period at its highest level in more than four years. At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The broad U.S. stock market, as measured by the Standard & Poor’s 500 Index, advanced for the six months ended January 31, 2017.

The global economy in general expanded during the six months under review, aided by accommodative monetary policies of various central banks. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Further supporting global markets were an improvement in industrial commodity prices, encouraging earnings reports from the U.S. banking sector, investor optimism about U.S. President Donald Trump’s pro-growth policies, and an Organization of the Petroleum Exporting

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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Semiannual Report 3

FRANKLIN GLOBAL LISTED INFRASTRUCTURE FUND

Countries deal to curb oil production. However, investors expressed concerns about the terms of the U.K.’s exit from the European Union, President Trump’s protectionist policies and executive order banning entry from seven Muslim-majority countries, uncertainty about the Fed’s timing for raising interest rates and the health of European banks.

In Europe, the U.K.’s annualized economic growth accelerated in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. The eurozone’s economic growth improved in the third and fourth quarters, while the region’s annual inflation rate rose to its highest level in four years. At its December meeting, the European Central Bank (ECB) extended the continuation of its monthly asset purchases from March to December 2017, but it planned to scale back the purchase amount beginning in April. In January, the ECB kept its key policy rates unchanged and retained its monthly asset purchases, indicating that it could increase the program in size and duration if needed.

In Asia, Japan’s quarterly gross domestic product grew slower in 2016’s third quarter compared with the second quarter, mainly due to declines in private non-residential and public investments. At its September meeting, the Bank of Japan overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate for these bonds near 0%. China’s economy grew at a faster-than-expected rate in 2016’s fourth quarter compared to 2015’s fourth quarter, supported by consumer spending and a property market driven by robust bank lending. The People’s Bank of China also devalued its currency against the U.S. dollar during the period.

Investment Strategy

When selecting investments for the Fund’s portfolio, we use a bottom-up stock selection process that incorporates macro-level views in the evaluation process. Our portfolio construction process combines bottom-up analysis of individual stock and infrastructure market fundamentals with top-down macro overlays to provide country/regional, infrastructure sector and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities listed on a domestic or foreign exchange of companies that are located around the world (including emerging markets) and whose principal business is the ownership, management, construction, operation, use or financing of infrastructure assets. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. We may invest up to

20% of net assets in emerging markets and may invest in infrastructure-related companies of any market capitalization size. We may use derivative instruments, including currency forward and futures contracts from time to time to help manage currency risks and manage local currency exposure.

Manager’s Discussion

During the six-month period under review, key detractors from the Fund’s performance relative to the S&P Global

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What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific priceonafuturedate.

Top 10 Holdings
1/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
Transurban Group	6.2%
Highways & Railtracks, Australia
Aena SA	5.0%
Airport Services, Spain
TransCanada Corp.	4.7%
Oil & Gas Storage & Transportation, Canada
PG&E Corp.	4.4%
Electric Utilities, U.S.
NextEra Energy Inc.	4.4%
Electric Utilities, U.S.
Enbridge Inc.	3.4%
Oil & Gas Storage & Transportation, Canada
Atlantia SpA	3.3%
Highways & Railtracks, Italy
National Grid PLC	2.9%
Multi-Utilities, U.K.
Enel SpA	2.8%
Electric Utilities, Italy
Iberdrola SA	2.8%
Electric Utilities, Spain

Infrastructure Index included stock selection in the industrials sector, with holdings such as Japan Airport Terminal.3 Japan Airport Terminal is the operator of Tokyo Haneda Airport’s domestic and international terminals as well as retail shops in the international terminals of Narita and Kansai airports. The company has been the main beneficiary of continued strength in inbound tourism as Japan prepares for an expected increase in annual tourist arrivals. Although strong inbound traffic growth continued in 2016, lower-than-expected per passenger retail spending impacted the company’s merchandise sales business. The company was forced to lower its operating profit guidance during the period. Despite shorter term headwinds, however, we have continued to see upside potential in the company relative to its Japanese infrastructure peers. We believe the company’s publication of its medium-term business plan after its fiscal year ends in March could be a supportive catalyst, highlighting the demand for new investment as the company expands the number of international airline slots at Haneda Airport.

Stock selection and overweighting in the utilities sector also detracted from results compared to the benchmark.4 Shares of EDP Renovaveis declined over the reporting period.5 EDPisa global renewable energy company headquartered in Spain. The company expects to increase its global capacity by 2020, and a majority of its investments will be in wind generation in the U.S. The market interpreted Donald Trump’s U.S. presidential election victory as negative for the renewable energy business, which prompted a sharp sell-off in the stock. Companies in the renewable energy sector in the U.S. have also benefited in the past from selling stakes in their projects to institutional investors that take advantage of tax credits associated with renewable energy production, and so market participants have suggested that this source of funding may be unavailable if President Trump indeed tackles tax reform. In our view, the current incentive schemes in place at the federal level should continue given the strong bipartisan support they received in Congress in 2015. In EDP’s case specifically, given the percentage of its pipeline that is already under development, we view any uncertainty as less material than for peers. We also find the company’s valuation compelling after the sell-off, and believe the long-term attractiveness of its renewables assets and development expertise is not likely to change despite short-term uncertainty.

The Fund’s underweighted investment in natural gas infrastructure company Spectra Energy pressured Fund performance further. The company owns and operates natural gas-related energy assets and a crude oil pipeline system connecting Canadian and U.S.-based producers to refineries. We held an underweighted position in Spectra since we believed it to be one of the most expensive midstream stocks in the market. However, in September 2016, Canadian oil and gas transportation and distribution company Enbridge, also a Fund holding, bought Spectra at a premium to the stock’s previous closing price. Moreover, the stock increased in value prior to

3. The industrials sector comprises airport services, construction and engineering, highways and railtracks, and marine ports and services in the SOI.
4. The utilities sector comprises electric utilities, gas utilities, multi-utilities, renewable electricity and water utilities in the SOI.
5. Not part of the index.

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FRANKLIN GLOBAL LISTED INFRASTRUCTURE FUND

September in anticipation of the buyout which hurt our portfolio performance.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2017, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

In contrast, the Fund’s investment in electric utility Adani Transmissions supported relative performance over the reporting period.5 India-based Adani Transmissions builds and owns regulated electricity transmission lines across India. We believe the firm is one of India’s best managed transmission companies. We expect the company’s earnings-per-share to grow over the next few years based on current construction projects and approved future projects. The company also has been buying transmission assets from distressed infrastructure developers. The firm completed two sets of transmission acquisitions over the last three months of the period. We like their strategy of growth through acquisitions as well as building new transmission lines. The company’s management team has had extensive experience in developing infrastructure assets across India. We also believe company valuations in India are quite cheap due to assets being sold at fire sale prices by distressed infrastructure companies in India.

Also within the utilities sector, the Fund’s underweighted position in Engie boosted results.6 Engie is a French electric utility with global operations across electricity generation and distribution, natural gas and renewable energy. The company announced an ambitious restructuring plan at the end of 2015, which outlined its intention to divest its oil and gas exploration and production and coal power generation businesses to focus more on renewables and electricity and gas distribution networks going forward. Management’s decision to cut Engie’s dividend as it concentrated on executing the restructuring plan, however, severely limited the market’s appetite for Engie in 2016. Given that Engie is our largest underweighted position in the European utility sector, we also benefited when Donald Trump’s November victory in the U.S. presidential election helped catalyze a sector rotation from defensive industry stocks (i.e. utilities) into more cyclical stocks.

Although industrials was an overall detractor at the sector level, an underweighted investment in Sydney Airport enhanced relative Fund returns. The company develops and maintains the airport infrastructure and leases terminal space to airlines and retailers. The company charges airlines fees on a per-passenger basis and generates revenues by renting space to retailers, hotels and parking lots within the airport area. Growth in passenger numbers year-over-year has been improving due to increased inbound tourism from Asia. International passenger fees are significantly higher than operating earnings. Moreover, international tourists also increase the value of retail space rented to duty free shops. However, there was uncertainty around the Australian government’s willingness to partner with Sydney Airport in building a second airport in western Sydney, expected to be operational by 2026. In the fourth quarter of 2016, the Australian government decided not to finance any portion of the second Sydney airport, leaving the financing responsibility to Sydney Airport exclusively. The market reacted negatively to this development since the company’s balance sheet is stretched and cannot finance such a huge project. Consequently, the stock has underperformed its infrastructure peers in Australia.

6. Not held at period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GLOBAL LISTED INFRASTRUCTURE FUND

Thank you for your continued participation in Franklin Global Listed Infrastructure Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Emily Foshag is a portfolio manager and research analyst for the global listed infrastructure strategy. She focuses her research efforts on listed infrastructure securities in Europe, Latin America and Asia, and has been a member of the listed infrastructure team since the strategy’s inception in 2013. Previously, Ms. Foshag was involved in the development of Franklin Real Asset Advisors’ private infrastructure and real resources strategy. She began her career with Franklin Templeton in 2010 as an associate in the firm’s rotational training program.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of January 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 1/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	-4.51%	-9.98%
1-Year	+13.54%	+6.97%
3-Year	+16.23%	+3.10%
Since Inception (9/6/13)	+25.37%	+5.03%
Advisor
6-Month	-4.34%	-4.34%
1-Year	+13.83%	+13.83%
3-Year	+17.17%	+5.42%
Since Inception (9/6/13)	+26.57%	+7.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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		FRANKLIN GLOBAL LISTED INFRASTRUCTURE FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	1.40%	2.24%
Advisor	1.15%	1.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Investments in infrastructure-related securities involve special risks, such as high interest costs, high leverage and increased susceptibility to adverse economic or regulatory developments affecting the sector. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region (i.e., including uncertainty related to the U.K.’s vote to exit the European Union (EU) and financial instability in some countries in the EU including Greece, Italy and Spain) and/or the surrounding regions than a fund that is more broadly diversified geographically. Investments in utility company securities, if purchased for dividend yield, involve additional interest rate risks. When interest rates have risen, the stock prices of these companies have tended to fall. Thus, as the prices of utility company stocks in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. By focusing on an industry or group of industries, the Fund carries much greater risk of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 11/30/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GLOBAL LISTED INFRASTRUCTURE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]
A	$1,000	$954.90	$6.90	$1,018.15	$7.12	1.40%
C	$1,000	$951.00	$ 10.57	$1,014.37	$ 10.92	2.15%
R	$1,000	$953.60	$7.83	$1,017.19	$8.08	1.59%
R6	$1,000	$957.30	$4.69	$1,020.42	$4.84	0.95%
Advisor	$1,000	$956.60	$5.67	$1,019.41	$5.85	1.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

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Financial Highlights
Franklin Global Listed Infrastructure Fund
	Six Months Ended
	January 31, 2017	Year Ended July 31,
	(unaudited)	2016	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.35	$11.81	$12.35	$10.00
Income from investment operations[b]:
Net investment income[c]	0.08	0.22	0.19	0.27
Net realized and unrealized gains (losses)	(0.64)	0.51	(0.34)	2.20
Total from investment operations	(0.56)	0.73	(0.15)	2.47
Less distributions from:
Net investment income	(0.17)	(0.18)	(0.19)	(0.11)
Net realized gains	—	(0.01)	(0.20)	(0.01)
Total distributions	(0.17)	(0.19)	(0.39)	(0.12)
Net asset value, end of period	$11.62	$12.35	$11.81	$12.35

Total return[d]	(4.51)%	6.35%	(1.08)%	24.81%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.12%	2.24%	2.21%	4.03%
Expenses net of waiver and payments by affiliates[f]	1.40%	1.40%	1.45%	1.28%
Net investment income	1.43%	1.93%	1.62%	2.59%

Supplemental data
Net assets, end of period (000’s)	$27,845	$24,889	$28,568	$14,934
Portfolio turnover rate.	33.36%	63.57%	50.75%	35.24%

aFor the period September 6, 2013 (commencement of operations) to July 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin Global Listed Infrastructure Fund (continued)
	Six Months Ended
	January 31, 2017	Year Ended July 31,
	(unaudited)	2016	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.28	$11.74	$12.28	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.13	0.11	0.22
Net realized and unrealized gains (losses)	(0.64)	0.51	(0.33)	2.16
Total from investment operations	(0.60)	0.64	(0.22)	2.38
Less distributions from:
Net investment income	(0.13)	(0.09)	(0.12)	(0.09)
Net realized gains	—	(0.01)	(0.20)	(0.01)
Total distributions	(0.13)	(0.10)	(0.32)	(0.10)
Net asset value, end of period	$11.55	$12.28	$11.74	$12.28

Total return[d]	(4.90)%	5.58%	(1.78)%	23.95%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.87%	2.99%	2.91%	4.85%
Expenses net of waiver and payments by affiliates[f]	2.15%	2.15%	2.15%	2.10%
Net investment income	0.68%	1.18%	0.92%	1.77%

Supplemental data
Net assets, end of period (000’s)	$6,021	$4,515	$4,855	$2,988
Portfolio turnover rate.	33.36%	63.57%	50.75%	35.24%

aFor the period September 6, 2013 (commencement of operations) to July 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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		FRANKLIN GLOBAL TRUST
		FINANCIAL HIGHLIGHTS

Franklin Global Listed Infrastructure Fund (continued)
	Six Months Ended
	January 31, 2017	Year Ended July 31,
	(unaudited)	2016	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.34	$11.80	$12.32	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.19	0.16	0.25
Net realized and unrealized gains (losses)	(0.63)	0.51	(0.33)	2.18
Total from investment operations	(0.56)	0.70	(0.17)	2.43
Less distributions from:
Net investment income	(0.17)	(0.15)	(0.15)	(0.10)
Net realized gains	—	(0.01)	(0.20)	(0.01)
Total distributions	(0.17)	(0.16)	(0.35)	(0.11)
Net asset value, end of period	$11.61	$12.34	$11.80	$12.32

Total return[d]	(4.64)%	6.08%	(1.29)%	24.48%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.31%	2.47%	2.41%	4.35%
Expenses net of waiver and payments by affiliates[f]	1.59%	1.63%	1.65%	1.60%
Net investment income	1.24%	1.70%	1.42%	2.27%

Supplemental data
Net assets, end of period (000’s)	$77	$63	$62	$81
Portfolio turnover rate.	33.36%	63.57%	50.75%	35.24%

aFor the period September 6, 2013 (commencement of operations) to July 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Franklin Global Listed Infrastructure Fund (continued)
	Six Months Ended
	January 31, 2017	Year Ended July 31,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.37	$11.83	$12.36	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.27	0.23	0.26
Net realized and unrealized gains (losses)	(0.64)	0.50	(0.33)	2.24
Total from investment operations	(0.53)	0.77	(0.10)	2.50
Less distributions from:
Net investment income	(0.20)	(0.22)	(0.23)	(0.13)
Net realized gains	—	(0.01)	(0.20)	(0.01)
Total distributions	(0.20)	(0.23)	(0.43)	(0.14)
Net asset value, end of period	$11.64	$12.37	$11.83	$12.36

Total return[d]	(4.27)%	6.78%	(0.75)%	25.20%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.12%	2.26%	2.17%	5.21%
Expenses net of waiver and payments by affiliates[f]	0.95%	1.00%	1.07%	1.03%
Net investment income	1.88%	2.33%	2.00%	2.84%

Supplemental data
Net assets, end of period (000’s)	$12	$12	$12	$12
Portfolio turnover rate.	33.36%	63.57%	50.75%	35.24%

aFor the period September 6, 2013 (commencement of operations) to July 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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		FRANKLIN GLOBAL TRUST
		FINANCIAL HIGHLIGHTS

Franklin Global Listed Infrastructure Fund (continued)
	Six Months Ended
	January 31, 2017	Year Ended July 31,
	(unaudited)	2016	2015	2014 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.37	$11.83	$12.36	$10.00
Income from investment operations[b]:
Net investment income[c]	0.10	0.25	0.20	0.29
Net realized and unrealized gains (losses)	(0.64)	0.51	(0.31)	2.20
Total from investment operations	(0.54)	0.76	(0.11)	2.49
Less distributions from:
Net investment income	(0.19)	(0.21)	(0.22)	(0.12)
Net realized gains	—	(0.01)	(0.20)	(0.01)
Total distributions	(0.19)	(0.22)	(0.42)	(0.13)
Net asset value, end of period	$11.64	$12.37	$11.83	$12.36

Total return[d]	(4.34)%	6.53%	(0.74)%	25.13%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.87%	1.99%	1.91%	3.85%
Expenses net of waiver and payments by affiliates[f]	1.15%	1.15%	1.15%	1.10%
Net investment income	1.68%	2.18%	1.92%	2.77%

Supplemental data
Net assets, end of period (000’s)	$1,967	$957	$556	$357
Portfolio turnover rate.	33.36%	63.57%	50.75%	35.24%

aFor the period September 6, 2013 (commencement of operations) to July 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN GLOBAL TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 98.3%
Airport Services 15.8%
Aena SA	Spain	12,321	$1,786,759
Auckland International Airport Ltd	New Zealand	113,258	568,348
BBA Aviation PLC	United Kingdom	26,450	92,983
Beijing Capital International Airport Co. Ltd	China	266,000	258,494
Flughafen Zuerich AG	Switzerland	4,370	857,001
Grupo Aeroportuario del Pacifico SAB de CV, ADR.	Mexico	9,501	734,617
Grupo Aeroportuario del Sureste SAB de CV, ADR.	Mexico	870	126,037
Japan Airport Terminal Co. Ltd	Japan	15,900	570,195
SATS Ltd	Singapore	105,000	393,247
Sydney Airport	Australia	63,980	283,819
			5,671,500
Construction & Engineering 2.7%
Eiffage SA	France	5,480	393,828
[a] Ferrovial SA	Spain	9,080	164,166
Vinci SA	France	5,670	397,201
			955,195
Electric Utilities 25.7%
[a] Adani Transmissions Ltd	India	281,125	263,366
American Electric Power Co. Inc	United States	9,720	622,663
CLP Holdings Ltd	Hong Kong	18,000	175,964
Duke Energy Corp	United States	1,560	122,522
Edison International	United States	6,390	465,703
Emera Inc	Canada	16,800	586,323
Enel Americas SA, ADR	Chile	14,830	133,915
Enel SpA	Italy	244,684	1,020,528
Eversource Energy	United States	5,180	286,558
Exelon Corp	United States	18,200	653,016
Iberdrola SA	Spain	157,468	991,611
NextEra Energy Inc	United States	12,780	1,581,142
PG&E Corp	United States	25,620	1,585,622
Xcel Energy Inc	United States	17,990	743,347
			9,232,280
Gas Utilities 1.8%
Atmos Energy Corp	United States	8,640	658,195
Highways & Railtracks 13.4%
Abertis Infraestructuras SA	Spain	23,369	334,098
Atlantia SpA.	Italy	52,358	1,189,645
Groupe Eurotunnel SE	France	47,640	442,594
Jiangsu Expressway Co. Ltd., H	China	162,000	203,154
Macquarie Atlas Roads Group	Australia	53,210	202,553
Qube Logistics Holdings Ltd	Australia	126,194	220,094
Transurban Group	Australia	286,682	2,217,388
			4,809,526
Independent Power Producers & Energy Traders 0.8%
[a] Uniper SE	Germany	18,981	269,316
Integrated Telecommunication Services 0.8%
Bharti Infratel Ltd	India	22,204	96,624
Cellnex Telecom SAU	Spain	12,427	176,524
			273,148

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FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Marine Ports & Services 1.3%
COSCO Shipping Ports Ltd	China	200,000	$199,512
DP World Ltd	United Arab Emirates	14,989	283,292
			482,804
Multi-Utilities 8.7%
Centrica PLC	United Kingdom	60,900	171,807
Dominion Resources Inc	United States	3,710	282,999
DTE Energy Co	United States	7,200	710,208
National Grid PLC.	United Kingdom	90,740	1,058,767
Public Service Enterprise Group Inc	United States	2,280	100,890
Sempra Energy	United States	4,740	485,329
Veolia Environnement	France	18,720	318,149
			3,128,149
Oil & Gas Storage & Transportation 22.7%
[a] Cheniere Energy Inc	United States	7,220	344,033
Cheniere Energy Partners LP Holdings LLC	United States	42,450	969,982
Enbridge Inc	Canada	29,044	1,235,820
Energy Transfer Equity LP	United States	32,900	590,555
EQT GP Holdings LP	United States	7,670	211,309
Kinder Morgan Inc	United States	35,430	791,506
Pembina Pipeline Corp	Canada	12,300	381,376
Spectra Energy Corp	United States	21,270	885,896
Targa Resources Corp	United States	5,070	292,133
TransCanada Corp	Canada	35,507	1,674,174
Ultrapar Participacoes SA, ADR	Brazil	8,881	185,968
The Williams Cos. Inc	United States	20,980	605,063
			8,167,815
Renewable Electricity 2.6%
Boralex Inc., A	Canada	14,900	227,048
EDP Renovaveis SA	Spain	58,960	378,221
Pattern Energy Group Inc	United States	17,280	341,107
			946,376
Water Utilities 2.0%
American Water Works Co. Inc	United States	5,440	399,514
Beijing Enterprises Water Group Ltd	China	236,000	164,553
Guangdong Investment Ltd	China	126,000	156,709
			720,776
Total Common Stocks and Other Equity Interests
(Cost $32,177,615)			35,315,080

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FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
	Country	Shares	Value
Preferred Stocks (Cost $163,271) 0.7%
Water Utilities 0.7%
[b] Cia de Saneamento do Parana, 4.465%, pfd	Brazil	56,100	$251,038
Total Investments (Cost $32,340,886) 99.0%			35,566,118
Other Assets, less Liabilities 1.0%			355,082
Net Assets 100.0%			$35,921,200

See Abbreviations on page 29.

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN GLOBAL TRUST

Financial Statements

Statement of Assets and Liabilities
January 31, 2017 (unaudited)

Franklin Global Listed Infrastructure Fund

Assets:
Investments in securities:
Cost	$32,340,886
Value	$35,566,118
Cash	670,347
Foreign currency, at value (cost $4,038)	4,055
Receivables:
Capital shares sold	256,286
Dividends	76,519
Affiliates	845
Total assets	36,574,170
Liabilities:
Payables:
Investment securities purchased	499,958
Capital shares redeemed	67,398
Management fees	9,515
Distribution fees	10,643
Transfer agent fees	10,393
Professional fees.	33,634
Deferred tax	7,465
Accrued expenses and other liabilities	13,964
Total liabilities	652,970
Net assets, at value.	$35,921,200
Net assets consist of:
Paid-in capital.	$36,436,208
Undistributed net investment income	23,013
Net unrealized appreciation (depreciation)	3,219,619
Accumulated net realized gain (loss)	(3,757,640)
Net assets, at value.	$35,921,200

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FRANKLIN GLOBAL TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
January 31, 2017 (unaudited)

Franklin Global Listed Infrastructure Fund

Class A:
Net assets, at value.	$27,844,633
Shares outstanding	2,395,569
Net asset value per share[a]	$11.62
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.33
Class C:
Net assets, at value.	$6,021,202
Shares outstanding	521,099
Net asset value and maximum offering price per share[a]	$11.55
Class R:
Net assets, at value.	$76,980
Shares outstanding	6,633
Net asset value and maximum offering price per share	$11.61
Class R6:
Net assets, at value.	$11,641
Shares outstanding	1,000
Net asset value and maximum offering price per share	$11.64
Advisor Class:
Net assets, at value.	$1,966,744
Shares outstanding	168,923
Net asset value and maximum offering price per share	$11.64

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN GLOBAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended January 31, 2017 (unaudited)

Franklin Global Listed Infrastructure Fund

Investment income:
Dividends (net of foreign taxes of $26,558)	$444,308
Expenses:
Management fees (Note 3a)	156,970
Distribution fees: (Note 3c)
Class A	31,193
Class C	25,030
Class R	196
Transfer agent fees: (Note 3e)
Class A	26,710
Class C	5,356
Class R	95
Class R6	27
Advisor Class.	1,440
Custodian fees (Note 4)	1,845
Reports to shareholders	11,023
Registration and filing fees	42,821
Professional fees	43,456
Other	4,486
Total expenses.	350,648
Expense reductions (Note 4)	(453)
Expenses waived/paid by affiliates (Note 3f)	(113,373)
Net expenses.	236,822
Net investment income	207,486
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(588,846)
Foreign currency transactions	(11,616)
Net realized gain (loss)	(600,462)
Net change in unrealized appreciation (depreciation) on:
Investments	(817,327)
Translation of other assets and liabilities
denominated in foreign currencies	2,638
Change in deferred taxes on unrealized appreciation	(7,465)
Net change in unrealized appreciation (depreciation)	(822,154)
Net realized and unrealized gain (loss)	(1,422,616)
Net increase (decrease) in net assets resulting from operations	$(1,215,130)

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FRANKLIN GLOBAL TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Global Listed Infrastructure Fund

	Six Months Ended
	January 31, 2017	Year Ended
	(unaudited)	July 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$207,486	$519,941
Net realized gain (loss)	(600,462)	(2,479,116)
Net change in unrealized appreciation (depreciation)	(822,154)	3,104,884
Net increase (decrease) in net assets resulting from operations	(1,215,130)	1,145,709
Distributions to shareholders from:
Net investment income:
Class A	(363,328)	(388,128)
Class C	(52,657)	(36,162)
Class R	(1,482)	(761)
Class R6	(202)	(221)
Advisor Class	(22,131)	(11,501)
Net realized gains:
Class A	—	(12,503)
Class C	—	(2,105)
Class R	—	(28)
Class R6	—	(6)
Advisor Class	—	(295)
Total distributions to shareholders	(439,800)	(451,710)
Capital share transactions: (Note 2)
Class A	4,333,219	(4,192,015)
Class C	1,737,878	(453,708)
Class R	20,997	(2,325)
Advisor Class	1,047,601	337,706
Total capital share transactions	7,139,695	(4,310,342)
Net increase (decrease) in net assets	5,484,765	(3,616,343)
Net assets:
Beginning of period	30,436,435	34,052,778
End of period.	$35,921,200	$30,436,435
Undistributed net investment income included in net assets:
End of period.	$23,013	$255,327

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GLOBAL TRUST

Notes to Financial Statements (unaudited)

Franklin Global Listed Infrastructure Fund

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Global Listed Infrastructure Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to

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FRANKLIN GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These

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FRANKLIN GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)

differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2017[a]		July 31, 2016[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	813,935	$9,344,735	419,330	$4,778,360
Shares issued in reinvestment of distributions	26,634	309,906	29,342	315,361
Shares redeemed	(460,618)	(5,321,422)	(851,697)	(9,285,736)
Net increase (decrease)	379,951	$4,333,219	(403,025)	$(4,192,015)
Class C Shares:
Shares sold	239,146	$2,729,452	92,952	$1,046,570
Shares issued in reinvestment of distributions	4,515	52,519	3,587	38,020
Shares redeemed	(90,403)	(1,044,093)	(142,196)	(1,538,298)
Net increase (decrease)	153,258	$1,737,878	(45,657)	$(453,708)
Class R Shares:
Shares sold	3,762	$45,871	1	$15
Shares issued in reinvestment of distributions	113	1,315	60	635
Shares redeemed	(2,321)	(26,189)	(273)	(2,975)
Net increase (decrease)	1,554	$20,997	(212)	$(2,325)

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Semiannual Report 25

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	January 31, 2017[a]		July 31, 2016[a]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	118,901	$1,362,032	40,110	$445,500
Shares issued in reinvestment of distributions	1,731	19,994	963	10,446
Shares redeemed	(29,007)	(334,425)	(10,725)	(118,240)
Net increase (decrease)	91,625	$1,047,601	30,348	$337,706
[a]During the period, Class R6 did not report any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $500 million
0.900%	Over $500 million, up to and including $1 billion
0.850%	Over $1 billion, up to and including $1.5 billion
0.800%	Over $1.5 billion, up to and including $6.5 billion
0.780%	Over $6.5 billion, up to and including $11.5 billion
0.760%	Over $11.5 billion, up to and including $16.5 billion
0.740%	Over $16.5 billion, up to and including $19 billion
0.730%	Over $19 billion, up to and including $21.5 billion
0.720%	In excess of $21.5 billion

For the period ended January 31, 2017, the annualized effective investment management fee rate was 1.000% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average net assets, and is not an additional expense of the Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers.	$27,726
CDSC retained	$1,603

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2017, the Fund paid transfer agent fees of $33,628, of which $20,093 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 1.15%, and Class R6 does not exceed 0.93% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to December 1, 2016, the expenses for Class R6 were limited to 0.96%.

g. Other Affiliated Transactions

At January 31, 2017, Franklin Advisers, Inc., an affiliate of FT Institutional, owned 6.4% of the Fund’s outstanding shares.

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Semiannual Report 27

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$965,602
Long term	1,591,772
Total capital loss carryforwards	$2,557,374

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$32,942,405

Unrealized appreciation	$3,912,144
Unrealized depreciation	(1,288,431)
Net unrealized appreciation (depreciation)	$2,623,713

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, aggregated $17,195,325 and $10,394,866, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

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FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those that have already been disclosed in the financial statements

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
BBA	British Bankers Association
GP	Graduated Payment

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Semiannual Report 29

FRANKLIN GLOBAL TRUST

FRANKLIN GLOBAL LISTED INFRASTRUCTURE FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2.  Code OF Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is

"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                  N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls And Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date  March 28, 2017

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date  March 28, 2017